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Monetta Family
of Mutual Funds

No-Load



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Monetta Fund

Monetta Trust

   Select Technology Fund
     (Formerly Small-Cap Fund)

   Mid-Cap Equity Fund

   Blue Chip Fund
     (Formerly Large-Cap Fund)

   Balanced Fund

   Intermediate Bond Fund

   Government Money
     Market Fund






                                          Semi-Annual Report
                                          June 30, 2002








1-800-MONETTA
www.monetta.com

                               TABLE OF CONTENTS

Performance Highlights
   Monetta Fund ..................................... 4
   Monetta Select Technology Fund ................... 5
   Monetta Mid-Cap Equity Fund ...................... 6
   Monetta Blue Chip Fund ........................... 7
   Monetta Balanced Fund ............................ 8
   Monetta Intermediate Bond Fund ................... 9
   Monetta Government Money Market Fund .............10


Schedule of Investments
   Monetta Fund .....................................11
   Monetta Select Technology Fund ...................13
   Monetta Mid-Cap Equity Fund ......................14
   Monetta Blue Chip Fund ...........................16
   Monetta Balanced Fund ............................17
   Monetta Intermediate Bond Fund ...................19
   Monetta Government Money Market Fund .............20


Financial Statements
   Statements of Assets & Liabilities ...............21
   Statements of Operations .........................22
   Statements of Changes in Net Assets ..............24
   Notes to Financial Statements ....................26

Directors/Trustees ..................................34

Footnote: Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Historically, small company stocks and mid-cap company stocks have been more volatile than large company stocks, including the increased risk of price fluctuations. An investment in the Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Excluding the Government Money Market Fund, the Monetta Funds, at the discretion of the Portfolio Manager, may invest in Initial Public Offerings (IPO's) which may significantly impact their performance. Due to the speculative nature of IPO's, there can be no assurance that IPO participation will continue and that IPO's will have a positive effect on Funds' performance. For the six-month period ended June 30, 2002, none of the Funds participated in IPO's.

References to individual securities are the views of the Advisor at the date of this report and are subject to change. References are not a recommendation to buy or sell any security. Fund holdings are subject to change.

Participation in a dollar cost averaging plan does not assure a profit and does not protect against a loss in declining markets.

Since indices are unmanaged, it is not possible to invest in them.

Sources for performance data include Lipper Analytical Services, Inc., Bloomberg L.P. and Frank Russell Company.

For a prospectus containing more complete information, including risks, fees and expenses, please call Monetta at 1-800-MONETTA. Please read it carefully before you invest or send money.
Distributor: Quasar Distributors, LLC 07/02

Dear Fellow Shareholders:                                          July 29, 2002



The last time I remember the market being dominated with this much fear and panic was during the 1973-74 bear market. During this period, equity prices declined on average 40-50% from their highs as investors were confronted with high interest rates and declining economic growth. Toward the end of this bear market most investors just gave up, selling securities at depressed levels regardless of price or long-term outlook. This pessimism eventually led to one of the best investment opportunities of the decade.

Today, even though interest rates are low and economic growth is flat to slightly up, the fear factors appear just as great now as they did back then. Today's concerns include the threat of terrorism, accounting scandals, corporate governance issues, the credibility of Wall Street research and disappointing corporate earnings.

As a result, the major stock market indices are now trading back at levels first crossed in 1997 or 1998, meaning that four to five years of investment returns have eroded.

In spite of these market declines, many investment professionals are in no rush to invest, holding a higher than normal percent of their portfolio in cash. Investors have developed a "show me" attitude looking for some signs that all the bad news is fully reflected in stock prices.

We, at Monetta, believe the market itself is a leading indicator. The fact that there is no new industry leadership suggests only short-term, unsustainable market rallies. The market appears to have entered a base building period waiting for signs that the steady stream of bad news is letting up.

Is the worst over?...It's hard to say. Investor sentiment is still poor and there does not appear to be any positive catalyst to propel investors back into the market. At this point the economy is in good shape, supported by a low unemployment rate and consistent consumer spending. However, the stock market is responding to the lack of earnings visibility and growth, with few companies demonstrating any pricing power.

In this uncertain economic environment, we have either concentrated our investments in the selected industry leaders or are maintaining an above average cash position. We believe that the catalyst to own securities will most likely start with the industry leaders and eventually spread to the broader market.

Discerning market turning points is virtually impossible. They usually occur at the height of uncertainty and fear. Having ridden the wave of a bear market over the past few years, along with current valuation levels, the markets appear to be closer to a buy point rather than a sell point. It is usually from these levels that significant investment opportunities emerge.

Thank you for your continued support. We look forward to more rewarding periods of performance in the future.

Sincerely,



/s/ Robert S. Bacarella                     /s/ Timothy R. Detloff

Robert S. Bacarella                         Timothy R. Detloff, CPA
President/Founder and Portfolio Manager     Vice President and Portfolio Manager

Monetta Fund                                                Period ended 6/30/02

Investment Objective:      Average Market Capitalization:      Total Net Assets:
---------------------      ------------------------------      -----------------
Capital Appreciation       $2.7 billion                            $64.7 million
--------------------------------------------------------------------------------

PERFORMANCE:                                Average Annual Total Return

                                            1 Year      5 Year    10 Year
                                            ------      ------    -------
Monetta Fund                                - 18.67%    - 1.03%    3.84%
Russell 2000 Index*                         -  8.60%      4.44%   10.96%
Russell 2000 Growth*                        - 25.00%    - 1.98%    6.23%

*Source: Frank Russell Company

[GRAPHIC]
                                Russell 2000      Russell
                  Monetta          Total           2000
                   Fund           Return          Growth
 6/92             $10,000         $10,000         $10,000
 9/92              10,297          10,287          10,194
12/92              11,196          11,821          11,922
 3/93              10,454          12,327          11,708
 6/93              10,531          12,596          12,045
 9/93              11,350          13,697          13,169
12/93              11,252          14,056          13,515
 3/94              10,955          13,683          12,965
 6/94              10,361          13,151          12,151
 9/94              11,090          14,063          13,284
12/94              10,552          13,800          13,186
 3/95              11,570          14,437          13,909
 6/95              12,369          15,790          15,289
 9/95              13,910          17,349          17,027
12/95              13,510          17,725          17,279
 3/96              13,718          18,630          18,272
 6/96              14,143          19,562          19,339
 9/96              14,117          19,628          19,174
12/96              13,728          20,649          19,225
 3/97              12,731          19,581          17,209
 6/97              15,349          22,755          20,230
 9/97              18,417          26,142          23,652
12/97              17,323          25,266          21,714
 3/98              19,228          27,807          24,294
 6/98              17,504          26,512          22,899
 9/98              13,390          21,170          17,779
12/98              15,758          24,622          21,981
 3/99              13,988          23,288          21,612
 6/99              16,011          26,909          24,799
 9/99              16,200          25,208          23,579
12/99              23,920          29,857          31,454
 3/00              28,439          31,971          34,373
 6/00              27,501          30,762          31,839
 9/00              25,826          31,102          30,574
12/00              20,098          28,953          24,399
 3/01              16,337          27,068          20,690
 6/01              17,795          30,936          24,409
 9/01              13,794          24,504          17,555
12/01              15,760          29,672          22,147
 3/02              15,404          30,853          21,713
 6/02              14,472          28,277          18,304

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Fund and the Russell 2000 Stock and Growth indices, with dividend and capital gains reinvested. The Russell 2000 Stock and Growth Indices are broad measures representative of Small-Cap companies. Please refer to footnote at bottom of Page 2.


PORTFOLIO COMPOSITION

[GRAPHIC]

(A)                              42.1%
Retail                            7.3%
Healthcare Products               5.3%
Banks                             5.1%
Insurance                         4.7%
Beverages                         3.5%
Real Estate                       3.1%
Entertainment                     2.9%
Mining                            2.7%
Savings and Loans                 2.6%
Textiles                          2.5%
All Other Industries             18.2%


(A) Short-term investments net of other assets and liabilities.


TOP 5 EQUITY HOLDINGS:
                              % of Net Assets
                              ---------------
Constellation Brands, Inc.              3.02%
GTECH Holdings Corp.                    2.92%
Mohawk Industries, Inc.                 2.47%
Owens & Minor, Inc.                     2.32%
Ambac Financial Group, Inc.             1.98%
                                       ------
Total Top 5 Holdings                   12.71%
                                       ======



COMMENTARY

The Monetta Fund posted a return of negative 8.17% during the first half of 2002, which was well ahead of the Russell 2000 Growth Index return of negative 17.35%, but behind the Russell 2000 Index return of negative 4.70%. In addition, the NASDAQ composite fell 24.98%, and the S&P 500 declined 13.15% during the first half of 2002. While not pleased with recording a negative year-to-date return, the Fund is demonstrating substantial progress. For the One, Three and Five-year returns, ended June 30, 2002, the fund ranked 132nd out of 497 funds (26th percentile), 125th out of 310 funds (40th percentile) and 160th out of 204 funds (78th percentile), respectively in the Lipper Mid-Cap Growth category. Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar invest objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

We aggressively managed the fund to minimize losses and protect the value with a defensive strategy. As of June 30, 2002, we had an unusually high cash position of 42%. In addition, we have under weighted the technology and health care sectors, both of which continue to perform poorly. Technology company earnings continue to be lackluster due to weak demand coupled with no pricing power. It is not clear when earnings will pick up in this group. Healthcare stocks have been weak due to a lack of new drugs being approved and regulatory concerns.

As you can see from the portfolio composition chart above, the Fund has a larger weighting in the financial services and consumer discretionary sectors versus the technology and healthcare sectors. The consumer has remained strong throughout the current recession and financial service firms continue to post reasonable results, as interest rates remain low.

Due to a rash of earnings disappointments we have kept the position sizes small. No individual stock had a material impact on first half performance. Two notable winners are Jones Lang LaSalle, Inc., a real estate services company, (1.6% of net assets) and Toll Brothers, Inc., a home builder, (1.3% of net assets). Notable losses are Tesoro Petroleum Corp., an oil refiner, and Cabot Microelectronics Corp., a semiconductor company, both which were sold in accordance with our sell discipline.


It is unclear when the crisis of investor confidence will end. When it does, it could lead to better corporate earnings and equity returns. As leading sectors emerge, we will rapidly invest our cash position - which could be one of the best investment opportunities of the decade. We look forward to reporting our progress to you in future periods.

Monetta Select Technology Fund (Formerly Small-Cap Fund)   Period ended 06/30/02

Investment Objective:          Average Market Capitalization:  Total Net Assets:
---------------------          ------------------------------  -----------------
Capital Appreciation           $31.6 billion                   $1.7 million
--------------------------------------------------------------------------------

PERFORMANCE:                                Average Annual Total Return

                                                                     Since Inception
                                                                     ------------------
                                             1 Year      3 Year      2/1/97
                                             ------      ------      ------
Monetta Select Technology Fund               - 48.67%    - 18.22%    - 2.48%
(Formerly Small-Cap Fund)
Merrill Lynch 100 Technology Index           - 43.77%    - 20.53%      2.90%
S&P 500*                                     - 17.98%    -  9.17%      5.83%

*Source Bloomberg L.P. and Lipper Analytical Services, Inc.

[GRAPHIC]
                                   Merrill
                   Select           Lynch
                    Tech.          100 Tech        S&P 500
12/96              $10,000         $10,000         $10,000
 3/97                9,490           8,579           9,631
 6/97               11,820           9,972          11,311
 9/97               15,089          12,158          12,158
12/97               14,716          10,770          12,507
 3/98               15,956          12,454          14,250
 6/98               15,317          13,049          14,723
 9/98               12,237          11,609          13,263
12/98               14,278          17,218          16,102
 3/99               13,223          19,164          16,904
 6/99               15,930          23,253          18,096
 9/99               16,057          24,625          16,967
12/99               23,260          40,114          19,490
 3/00               26,191          48,980          19,936
 6/00               23,347          43,847          19,406
 9/00               24,327          42,215          19,217
12/00               18,902          25,646          17,715
 3/01               15,712          17,965          15,615
 6/01               16,977          20,751          16,529
 9/01               12,676          12,268          14,104
12/01               14,679          17,326          15,611
 3/02               12,747          16,812          15,640
 6/02                8,714          11,671          13,546

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Select Technology Fund, the Merrill Lynch 100 Technology Index and the S&P 500 Index with dividends and capital gains reinvested. Since the Russell 2000 Stock and the Russell 2000 Growth Indices are no longer appropriate indices, they are no longer reflected on the graph. Had they been reflected, the value of a $10,000 investment from inception to June 30, 2002, for the Russell 2000 Stock and Growth Indices, would have been $13,427 and $9,289, respectively. Please refer to footnote at bottom of Page 2.


PORTFOLIO COMPOSITION

[GRAPHIC]

All Other Industries                                4.5%
(A)                                                 5.7%
Semiconductors - Electronic Components             22.5%
Computers                                          16.1%
Software                                           14.3%
Semiconductor Equipment                             9.2%
Telecommunications                                  9.2%
Internet                                            8.3%
Semiconductor Components - Integrated Circuits      5.8%
Electronics                                         4.4%


(A) Short-term investments net of other assets and liabilities.


TOP 5 EQUITY HOLDINGS:

                                           % of Net Assets
                                           ---------------
Microsoft Corp.                            7.39%
Dell Computer Corp.                        5.59%
Int'l Business Machines Corp.              5.56%
KLA - Tencor Corp.                         5.22%
Cisco Systems, Inc.                        4.97%
                                           ------
Total Top 5 Equity Holdings                28.73%
                                           ======



COMMENTARY

The first half of this year was a terrible period for technology stocks. The major technology based indices, which include the Inter@ctive Internet, Merrill Lynch 100 Technology, and Goldman Sachs Technology, declined 43.79%, 32.72%, and 33.14%, respectively, since yearend. The Monetta Select Technology Fund fell 40.63% for the six-month period ended June 30, 2002. There basically was no place to hide as earnings disappointments, low growth prospects and potential accounting fraud issues began to affect valuations.

Our objective is to invest primarily in the leading companies within each of the technology sector subgroups. A number of our small companies, which are leaders within their segment, have had poor first half 2002 earnings which has had a disproportionate effect on fund performance versus their large company peers.

We plan to continue with our objective, which is to adjust the portfolio only when new leaders emerge or companies lose their dominant position within an industry. For example, as long as Intel and Microsoft are leaders in their areas of expertise, they will be in the fund. We will not sell a stock for valuation reasons or due to their business being temporarily slow. However, stock positions will be reduced primarily for diversification reasons. We believe this approach is somewhat unique among technology funds.

We are frustrated with the continued lack of revenue and earnings growth in the technology sector. The business slow down which began in 2000 still has shown no sign of turning around. This makes it very difficult to select stocks in a group where there are few companies showing positive year-over-year earnings growth. We will continue with our approach of owning the leading technology companies. When technology spending resumes, we believe these companies will perform best.

Historically, the best buying opportunities occur at periods when the uncertainties are the highest. This may be one of those exceptional periods.

Monetta Mid-Cap Equity Fund                                 Period ended 6/30/02

Investment Objective:    Average Market Capitalization:        Total Net Assets:
---------------------    ------------------------------        -----------------
Capital Appreciation     $12.6 billion                              $6.8 million
--------------------------------------------------------------------------------

PERFORMANCE:                     Average Annual Total Return

                                                    Since Inception
                                                   -----------------
                                 1 Year     5 Year     3/1/93
                                 -------    ------     ------
Monetta Mid-Cap
   Equity Fund                   - 32.08%   - 6.05%     6.35%
S&P 400 Mid-Cap Index*           -  4.72%    12.58%    14.40%

*Source Lipper Analytical Services, Inc.

[GRAPHIC]
              MidCap      S&P 400
3/1/93       $10,000      $10,000
  3/93        11,670       10,186
  6/93        11,880       10,423
  9/93        13,120       10,948
 12/93        13,540       11,239
  3/94        13,475       10,812
  6/94        13,109       10,417
  9/94        13,887       11,122
 12/94        13,835       10,835
  3/95        14,832       11,712
  6/95        16,533       12,745
  9/95        17,600       13,989
 12/95        17,230       14,189
  3/96        18,714       15,063
  6/96        19,103       15,497
  9/96        19,852       15,948
 12/96        21,398       16,914
  3/97        21,310       16,662
  6/97        24,272       19,111
  9/97        27,756       22,184
 12/97        27,633       22,369
  3/98        30,234       24,831
  6/98        29,348       24,300
  9/98        22,909       20,784
 12/98        27,395       26,643
  3/99        27,132       24,943
  6/99        30,623       28,472
  9/99        29,068       26,081
 12/99        42,017       30,564
  3/00        50,959       34,442
  6/00        48,253       33,306
  9/00        50,608       37,352
 12/00        36,685       35,914
  3/01        21,637       32,046
  6/01        26,144       36,264
  9/01        19,273       30,255
 12/01        20,889       35,695
  3/02        20,325       38,093
  6/02        17,758       34,547

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. The hypothetical graph above to the right compares the change in value of a $10,000 investment in the Monetta Mid-Cap Equity Fund to the S&P 400. The S&P 400 Index is a broad measure representative of the general market. Please refer to footnote at bottom of Page 2.


PORTFOLIO COMPOSITION

[GRAPHIC]

(A)                              4.8%
Retail                          17.9%
Oil&Gas/Services                 6.9%
Semiconductors                   6.9%
Banks                            6.6%
Food                             6.6%
Healthcare Services              5.7%
Miscellaneous                    5.1%
All Other Industries            39.5%

(A) Short-term investments net of other assets and liabilities.


TOP 5 EQUITY HOLDINGS:

                              % of Net Assets
                              ---------------

Halliburton Co.                         2.35%
The TJX Companies, Inc.                 2.31%
GTECH Holdings Corp.                    2.26%
Newell Rubbermaid, Inc.                 2.07%
Synovus Financial Corp.                 2.03%
                                       ------
Total Top 5 Equity Holdings            11.02%
                                       ======



COMMENTARY

Monetta Mid-Cap Equity Fund declined 14.99% since year-end. This compares to the S&P 400 Mid-Cap Index decline of 3.21% and the Lipper Mid-Cap Growth Stock Index decline of 17.37%. Overall, this was a poor market for mid-cap growth stocks as continued selling pressure, coupled with little buying interest, pushed many stock prices back to 1997 levels.

Once again, technology was the hardest hit sector and accounted for the bulk of the portfolio losses. Although the total technology weighting was reduced, we do not believe that now is the time to abandon this area, which at June 30, 2002, represented approximately 15.9% of total assets. We consolidated the number of technology holdings, focusing on the sector leaders with strong balance sheets. We believe that we could be near the tail end of the technology "bust" that followed the year 2000 "boom" which suggest some very attractive price levels for many technology stocks.

We also selectively added to the retail, financial and industrial areas. Purchases included Starbucks Corp., coffee retail stores (1.1% of net assets); Sovereign Bancorp Inc., an east coast bank (1.1% of net assets); and Engineered Support Systems, a supplier of military support equipment (1.5% of net assets).

Our best performing securities since year-end included KLA-Tencor Corp, a semi-conductor equipment company (which was sold); Halliburton Co., an oil field service company; and Toll Brothers, a home builder, representing 2.4%, and 1.7%, respectively, of net assets. The worst performing securities were Flextronics Int'l Ltd., Brocade Communications and Internet Security Systems, all technology companies, which were sold to reduce exposure to the sector.

The fund continues to be well diversified by industry group, with 95.2% of the portfolio invested in common stocks.

We continue to be focused on investing in those companies with solid long-term growth opportunities and believe we are best positioned to benefit from an improving economy. We are encouraged by the fund's performance during market rallies suggesting above average upside potential as the overall market tone improves.

Monetta Blue Chip Fund (Formerly Large-Cap Fund)            Period ended 6/30/02

Investment Objective:
Capital Appreciation

Average Market Capitalization:
$109.3 billion

Total Net Assets:
$2.2 million

PERFORMANCE:                Average Annual Total Return

                                                  Since
                                                Inception
                                                ---------
                          1 Year     5 Year      9/1/95
                          -------    -------    ---------
Monetta Blue Chip Fund    -38.05%    -10.78%      -1.80%
S&P 500 Index*            -17.98%      3.67%      10.36%

*Source Lipper Analytical Services, Inc.


[GRAPHIC]
          Blue Chip Fund  S&P 500
8/95      $10,000         $10,000
9/95       10,000          10,482
12/95      10,574          11,105
3/96       11,344          11,701
6/96       11,923          12,225
9/96       12,864          12,603
12/96      13,555          13,653
3/97       13,842          14,020
6/97       15,621          16,465
9/97       17,333          17,699
12/97      17,167          18,207
3/98       18,413          20,745
6/98       18,008          21,433
9/98       14,165          19,307
12/98      18,716          23,441
3/99       21,543          24,608
6/99       22,880          26,343
9/99       22,366          24,699
12/99      28,820          28,372
3/00       31,838          29,022
6/00       30,259          28,250
9/00       30,029          27,976
12/00      24,512          25,788
3/01       13,555          22,732
6/01       14,260          24,062
9/01        9,898          20,532
12/01      11,291          22,725
3/02       10,618          22,768
6/02        8,834          19,719

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. The hypothetical graph above to the right compares the change in value of a $10,000 investment in the Monetta Blue Chip Fund to the S&P 500 Index. The S&P 500 Index is a broad measure representative of Large-Cap companies. Please refer to footnote at bottom of Page 2.


PORTFOLIO COMPOSITION

[GRAPHIC]

(A)                                3.7%
Diversified Financial Services     9.9%
Telecommunications                 9.1%
Miscellaneous Manufacturing        9.1%
Retail                             9.0%
Aerospace/Defense                  6.1%
Media                              6.0%
Software                           4.9%
Pharmaceuticals                    4.8%
Healthcare Services                4.1%
All Other Industries              33.3%

(A) Short-term investments net of other assets and liabilities.


TOP 5 EQUITY HOLDINGS:

                               % of Net Assets
                               ---------------
Microsoft Corp.                     4.90%
Pfizer, Inc.                        4.75%
UnitedHealth Group, Inc.            4.14%
Viacom, Inc. - CL B                 4.01%
General Electric Co.                3.94%
                                   ------
Total Top 5 Equity Holdings        21.74%
                                   ------


COMMENTARY

Monetta Blue Chip Fund declined 21.76% in the first half of 2002. This compares to the S&P 500 Index and Lipper's Large-Cap Growth Index declines of 13.91% and 17.96%, respectively. First half performance was significantly impacted by a rash of disappointing earnings and accounting scandals in spite of signs of an economic recovery. The large capitalization growth companies were one of the hardest hit sectors which impacted the fund's first half performance.

Most of our portfolio holdings declined during this period, as there were few industry sectors that bucked the downward trend. Our best performing securities were in the consumer related area including Coca-Cola Co. (2.5% of assets), Procter and Gamble Co. (2.0% of assets) and Walt Disney and McDonald's Corp. (which were sold). On the negative side, technology related stock holdings continued to drag down performance, especially the holdings of Intel Corp. (3.3% of net assets), Yahoo! Inc. (which was sold), and Cisco System, Inc. (3.8% of net assets).

We gradually shifted the holdings toward more economically sensitive sectors with purchases of Boeing Co., E.I. du Pont de Nemours, Caterpillar Inc., and United Technologies Corp., which on June 30, 2002 represented 3.1%, 2.0%, 2.2% and 3.1%, respectively, of net assets.

As of June 30, the fund was well diversified by industry groups, investing in the leading companies in each of the sectors. Fund turnover was moderate during the first half as we consolidated our technology holdings into the industry leaders with solid long-term growth prospects.

We know that you are as frustrated as we are with the market losses of the last few years. However, we believe that the fund's diverse portfolio and concentration in the solid growth companies offers substantial long-term investment opportunities from currently depressed valuation levels.

Monetta Balanced Fund                                       Period ended 6/30/02

Investment Objective:
Capital Appreciation/Income

Average Market Capitalization:
$101.2 billion

Average Maturity:
8.6 Years

Total Net Assets:
$5.1 million

PERFORMANCE:                  Average Annual Total Return

                                                    Since
                                                  Inception
                                                  ---------
                             1 Year     5 Year     9/1/95
                             -------    ------    ---------
Monetta Balanced Fund        -14.07%    1.60%       6.97%
S&P 500 Index*               -17.98%    3.67%      10.36%
Lehman Bros. Gov't/Credit
 Bond Index*                   8.25%    7.48%       7.15%

*Source Lipper Analytical Services, Inc.

[GRAPHIC]
                                        Lehman
            Balanced      S&P 500       Corp/Govt
 8/95       $10,000       $10,000       $10,000
 9/95        10,000        10,482        10,000
12/95        10,616        11,105        10,573
 3/96        11,131        11,701        10,326
 6/96        11,913        12,225        10,374
 9/96        12,547        12,603        10,557
12/96        13,369        13,653        10,880
 3/97        13,358        14,020        10,786
 6/97        14,642        16,465        11,179
 9/97        16,431        17,699        11,570
12/97        16,205        18,207        11,941
 3/98        17,321        20,745        12,123
 6/98        16,923        21,433        12,351
 9/98        15,004        19,307        12,962
12/98        17,602        23,441        12,979
 3/99        18,952        24,608        12,823
 6/99        19,782        26,343        12,682
 9/99        19,353        24,699        12,751
12/99        22,814        28,372        12,698
 3/00        24,609        29,022        13,040
 6/00        24,018        28,250        13,229
 9/00        24,833        27,976        13,609
12/00        21,639        25,788        14,204
 3/01        17,500        22,732        14,658
 6/01        18,452        24,062        14,702
 9/01        16,702        20,532        15,402
12/01        17,885        22,725        15,411
 3/02        17,341        22,768        15,339
 6/02        15,853        19,719        15,914

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. The hypothetical graph above to the right compares the change in value of a $10,000 investment in the Monetta Balanced Fund to the S&P 500 Index and the Lehman Gov't/Credit Bond Index with dividends and capital gains reinvested. Please refer to footnote at bottom of Page 2.


PORTFOLIO COMPOSITION

[GRAPHIC]

(A)                     2.7%
Common Stocks          52.6%
Corporate Bonds        24.2%
U.S. Gov't Agencies    20.5%

(A) Short-term investments net of other assets and liabilities.


TOP 5 EQUITY HOLDINGS:

                             % of Net Assets
                             ---------------
Cisco Systems, Inc.               2.17%
Wal-Mart Stores, Inc.             2.14%
Microsoft Corp.                   2.10%
Pfizer, Inc.                      2.04%
Schlumberger Ltd.                 1.81%
                                 ------
Total Top 5 Equity Holdings      10.26%
                                 ======

COMMENTARY

During the six-month period ended June 30, 2002 the Balanced Fund declined 11.35%. This compares to the S&P 500 Index decline of 13.15% and a 3.33% return of the Lehman Brothers Gov't/Credit Bond Index.

Throughout this period the fund maintained an average 55%/45% stock/bond mix. The stock portion of the fund was concentrated in large-capitalization growth issues, which in aggregate suffered from the severe technology recession that spread to other industry sectors. We have continued to consolidate the fund holdings into those companies that we believe have solid long-term growth prospects and are industry leaders. These holdings include Cisco Systems, Pfizer, Inc., Procter and Gamble Co. and Citigroup which on June 30, 2002 represented 2.2%, 2.0%, 1.7% and 1.5%, respectively, of net assets. The best performing stocks included United Health Group Inc. (which was sold), Coca-Cola Co. and Exxon Mobil Corp. representing 1.1% and 1.6%, respectively, of net assets. The worst performing securities included Nokia Corp., Oracle Corp. and EMC Corp. These securities were sold and proceeds were reinvested in such companies as Boeing Co., The Walt Disney Co. and Philip Morris Co., which represented 0.9%, 1.5% and 0.9%, respectively, of net assets.

As yield spreads increased, the fixed income portion of the fund was gradually shifted from Treasury issues to corporate bonds. At June 30, corporate bonds represented 54% of fixed income assets versus 46% at yearend. New corporate purchases included, 6.125% Jackson National Life, due 05-30-2012 and 7.00% General Motors Acceptance Corp., due 02-01-2012, representing 0.99% and 0.97%, respectively, of net assets. The funds fixed income duration at June 30, 2002 was 5.35 years versus 5.62 years at yearend.

Currently, investors lack confidence in an economic recovery which partly explains the disconnect between the economy and stock prices. As investor psychology improves we believe the large-capitalization growth stocks will lead the way and eventually broaden to the smaller and mid-cap growth companies. We will maintain our focus on being long-term investors and stay fully invested in spite of short-term fears.

Monetta Intermediate Bond Fund                              Period ended 6/30/02

Investment Objective:
Income

30-Day SEC Yield:
4.04%

Average Maturity:
5.0 Years

Total Net Assets:
$28.8 million

PERFORMANCE:                                 Average Annual Total Return

                                                             Since Inception
                                                             ---------------
                                         1 Year    5 Year         3/1/93
                                         ------    ------         ------
Monetta Intermediate Bond Fund           2.69%**   6.17%**        6.63%**
Lehman Interm. Gov't/Credit Bond Index*  8.17%     7.20%          6.50%

*Source Lipper Analytical Services, Inc.


                  Intermediate       Lehhman Int.
                  Bond               Corp/Bond
3/1/93            $10,000            $10,000
3/93               10,000             10,028
6/93               10,399             10,255
9/93               10,732             10,486
12/93              10,817             10,504
3/94               10,585             10,291
6/94               10,494             10,229
9/94               10,613             10,313
12/94              10,705             10,302
3/95               11,270             10,754
6/95               11,866             11,292
9/95               12,046             11,479
12/95              12,282             11,883
3/96               12,245             11,784
6/96               12,428             11,859
9/96               12,702             12,068
12/96              13,074             12,364
3/97               13,041             12,350
6/97               13,485             12,715
9/97               13,908             13,058
12/97              14,238             13,338
3/98               14,443             13,546
6/98               14,748             13,800
9/98               15,382             14,420
12/98              15,431             14,463
3/99               15,548             14,436
6/99               15,371             14,378
9/99               15,632             14,510
12/99              15,678             14,517
3/00               15,902             14,735
6/00               15,897             14,984
9/00               16,376             15,416
12/00              16,952             15,986
3/01               17,552             16,528
6/01               17,712             16,639
9/01               18,431             17,404
12/01              17,705             17,418
3/02               17,510             17,380
6/02               18,186             17,999

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost.

**Total returns are net of a portion or all of the advisory fees waived by the Adviser. Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee. The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Intermediate Bond Fund to the Lehman Intermediate Government/Credit Bond Index. The Lehman Intermediate Government/Corporate Bond Index measures that specific segment of the bond market. Please refer to footnote at bottom of Page 2.


PORTFOLIO COMPOSITION

[GRAPHIC]

Corporate Bonds         47.5%
U.S. Gov't. Agencies    28.0%
(A)                     24.5%

(A) Short-term investments net of other assets and liabilities.


MATURITY PROFILE:
                  % of Net Assets
                  ---------------
1 Year or Less          6.5%
1-3 Years              31.9%
3-6 Years              36.9%
6-10 Years             21.8%
Over 10 Years           2.9%
                      ------
Total                 100.0%
                      ======


COMMENTARY

The Monetta Intermediate Bond Fund gained 2.73% for the six months ended June 30, 2002 versus a 3.33% return for the benchmark Lehman Brothers Intermediate Government/Credit Index and a 2.50% return for the Lipper Intermediate Investment Grade Debt Fund.

Fund performance lagged its peer group in the first quarter as we held a significant portion of fund assets in treasury and agency securities. The first quarter economic data generated a false sense of corporate credit security resulting in corporate bonds outperforming Treasury issues.

The second quarter was a different story however. The Fed stated their intentions to hold short-term interest rates at current levels, acknowledging that this economy was strengthening but at a very moderate pace. Also, the uncertainty from a waterfall of massive accounting irregularities and corporate issues resulted in a flight to quality, which favored government securities.

The Fund's minimal exposure to those industries with credit concerns -- telecommunications, technology, energy and cable, and the sale of lower quality names, such as Tyco and Household Financial, had a positive impact on the fund's second quarter performance. Treasury securities were the best performing sector during the second quarter as corporate bonds under performed Treasuries by 1.8%, the third worst quarter for corporate bonds in the last five years.

Many fixed income investors are concerned about credit fundamentals. The accounting irregularities and possible conflicts of interest among management has resulted in yield difference between low and high quality issues to be the widest in the last 25 years. As these concerns are resolved we expect the yield spreads to narrow and therefore we intend to gradually add to our corporate positions. One of our most recent purchases was the triple B rated "train" issue. These issues are unique as they provide a combination of high coupon, lower volatility and diversification among lower rated securities. On June 30, 2002, the "train" issue represented 3.87% of net assets.

As we move into the second half of 2002 we believe there will be little change in the Federal Reserve Monetary Policy. Interest rates should remain low with incremental performance generated from issue and industry weightings.

Monetta Government Money Market Fund                        Period ended 6/30/02

Investment Objective:
Income and Capital Preservation

7-Day Yield:
1.34%**

Average Days to Maturity:
21 Days

Total Net Assets:
$4.2 million

PERFORMANCE:                                     Average Annual Total Return

                                                                 Since Inception
                                                                 ---------------
                                             1 Year    5 Year        3/1/93
                                             ------    ------        ------
Monetta Government Money Market Fund         1.96%**   4.61%**       4.59%**
Lipper US Gov't Money Market Funds Avg.*     1.81%     4.38%         4.33%

*Source Lipper Analytical Services, Inc. Lipper is an industry reasearch firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective. Past performance is no guarantee of future results. The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Gov't Money Market Fund to the Lipper US Gov't Money Market Funds Average.

**Total returns are net of advisory and distribution fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Had fees not been waived, the 7-day SEC yield would have been 1.09%, versus 1.34%, on June 30, 2002. An investment in the Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please refer to footnote at bottom of Page 2.


                 Money Mkt         Lipper M.Mkt. Ave.
3/1/93           $10,000           $10,000
3/93              10,013            10,023
6/93              10,072            10,088
9/93              10,147            10,154
12/93             10,224            10,222
3/94              10,301            10,290
6/94              10,396            10,374
9/94              10,507            10,475
12/94             10,637            10,597
3/95              10,788            10,738
6/95              10,950            10,885
9/95              11,110            11,030
12/95             11,262            11,174
3/96              11,401            11,309
6/96              11,539            11,440
9/96              11,683            11,579
12/96             11,832            11,711
3/97              11,977            11,846
6/97              12,126            11,988
9/97              12,281            12,135
12/97             12,441            12,284
3/98              12,599            12,433
6/98              12,760            12,585
9/98              12,927            12,738
12/98             13,091            12,894
3/99              13,244            13,045
6/99              13,397            13,180
9/99              13,554            13,327
12/99             13,726            13,485
3/00              13,908            13,655
6/00              14,109            13,843
9/00              14,326            14,057
12/00             14,555            14,265
3/01              14,747            14,444
6/01              14,896            14,585
9/01              15,014            14,695
12/01             15,087            14,763
3/02              15,136            14,809
6/02              15,187            14,852

PORTFOLIO COMPOSITION

[GRAPHIC]

Federal Home Loan Mortgage Corp.    26.8%
Federal Home Loan Bank              18.9%
(A) Fed. Nat'l Mortgage Assoc.      14.1%
Federal Farm Credit                 40.2%

(A) Net of other assets and liabilities.


ALLOCATION:

Government Obligations            99.3%
Other Assets Less Liabilities      0.7%
                                 ------
Total                            100.0%
                                 ======


COMMENTARY

The Government Money Market Fund gained 0.66% for the six months ended June 30, 2002. The return compared favorably to the Lipper U.S. Government Money Market Funds category, which gained 0.59% for the same period.

The Federal Reserve finally took a breather in early 2002 following the eleven rate cuts of last year, three in the fourth quarter of 2001. By the end of March, 2002, the Fed had moved to a neutral stance and set the stage for an initial increase in rates as early as mid year. However, the second quarter of 2002 did not quite materialize the way investors had anticipated three months ago. Since the March 19th neutrality decision, economic growth remained moderate and the fixed income investor had concluded that a possible increase in Fed Funds rate from its 40-year low was not likely in the near future.

We continued to utilize an investment strategy, which overweights the agency discount note sector versus Treasury bills because the yield differential is still compelling. The Fund's average maturity as of June 30, 2002, was 21 days.

We do not anticipate any lengthening of the Fund's average maturity until Federal Reserve Policy becomes more definitive. Every bond investor is concerned about the timing of the next increase by the Fed. While they currently look to be on hold until at least yearend, the bond market has proven that it moves preemptively at this first sign of a potential change. We are monitoring these events closely.

Schedule of Investments (Unaudited)                                June 30, 2002
                                              MONETTA FUND

COMMON STOCKS - 57.9%                                  VALUE
NUMBER OF SHARES                                   (In Thousands)
Apparel - 0.7%
 *6,800     K-Swiss, Inc. - CL A                            $  177
 10,000     Reebok Int'l Ltd.                                  295
                                                            ------
                                                               472

Banks - 5.1%
*22,600     Associated Banc-Corp.                              852
*23,000     Charter One Financial, Inc.                        791
 *8,800     Hudson United Bancorp.                             251
*12,000     AmSouth Bancorp.                                   269
*14,400     First Virginia Banks, Inc.                         772
*13,000     Nat'l Commerce Financial Corp.                     342
                                                            ------
                                                             3,277

Beverages - 3.5%
 61,000     Constellation Brands,
             Inc. - CL A                                     1,952
 10,000     The Robert Mondavi Corp. -
             CL A                                              342
                                                            ------
                                                             2,294

Chemicals - 0.5%
 *5,000     Engelhard Corp.                                    142
 *3,000     Minerals Technologies, Inc.                        148
                                                            ------
                                                               290

Commercial Services - 1.4%
 25,000     Valassis Communications, Inc.                      912


Distribution/Wholesale - 2.3%
*76,000     Owens & Minor, Inc.                              1,502


Entertainment - 2.9%
 74,000     GTECH Holdings Corp.                             1,890


Food - 2.4%
 30,000     Dean Foods Co.                                   1,119
*29,000     Winn-Dixie Stores, Inc.                            452
                                                            ------
                                                             1,571

Healthcare-Products - 5.3%
 13,000     Idexx Laboratories, Inc.                           335
 18,000     Henry Schein, Inc.                                 801
 18,000     Coventry Health Care, Inc.                         513
 20,000     Health Net, Inc.                                   535
 37,500     Province Healthcare Co.                            839
  8,300     Kindred Healthcare, Inc.                           371
                                                            ------
                                                             3,394

Home Builders - 2.4%
*13,750     D.R. Horton, Inc.                                  358


  9,000     Meritage Corp.                                     407
 28,000     Toll Brothers, Inc.                                820
                                                            ------
                                                             1,585

Insurance - 4.7%
*19,000     Ambac Financial Group, Inc.                      1,281
*18,500     Radian Group, Inc.                                 901
 20,000     Willis Group Holdings Ltd.                         658
 *9,000     First American Financial Corp.                     203
                                                            ------
                                                             3,043

Metal Fabricate/Hardware - 1.1%
*15,000     Commercial Metals, Co.                             704


Mining - 2.7%
 72,200     Canyon Resources Corp.                             155
  5,000     Gold Fields Ltd. - SP ADR                           56
205,000     Kinross Gold Corp.                                 470
*10,000     Phelps Dodge Corp.                                 412
*25,000     Freeport-McMoRan Copper
              & Gold, Inc. - CL B                              446
125,000     Coeur d'Alene Mines Corp.                          211
                                                            ------
                                                             1,750

Miscellaneous Manufacturing - 0.7%
*18,000     Pittston Brink's Group                             432


Oil&Gas Services - 1.8%
  2,000     Smith Int'l, Inc.                                  136
  7,000     Universal Compression
              Holdings, Inc.                                   167
  5,000     Oceaneering Int'l, Inc.                            133
  4,000     SEACOR SMIT, Inc.                                  189
 30,000     Varco Int'l, Inc.                                  526
                                                            ------
                                                             1,151

Pharmaceuticals - 1.7%
  8,000     Medicis Pharmaceutical
              Corp. - CL A                                     342
*30,000     Omnicare, Inc.                                     788
                                                            ------
                                                             1,130

Real Estate - 3.1%
 43,000     Jones Lang LaSalle, Inc.                         1,062
*27,000     LNR Property Corp.                                 932
                                                            ------
                                                             1,994

Retail - 7.3%
 14,000     AutoZone, Inc.                                   1,082
 14,000     O'Reilly Automotive, Inc.                          386
*46,000     The TJX Companies, Inc.                            902

Schedule of Investments (Unaudited)                                June 30, 2002
                              MONETTA FUND (Cont'd)

COMMON STOCKS - 57.9%                                      VALUE
NUMBER OF SHARES                                      (In Thousands)
  *13,000    Regis Corp.                                     $   351
  120,000    The Bombay Co.                                      528
   15,000    Papa John's Int'l, Inc.                             501
   45,000    Movie Gallery, Inc.                                 950
                                                             -------
                                                               4,700

Savings&Loans - 2.6%
  *22,500    Dime Community Bancshares                           511
   *9,500    Greenpoint Financial Corp.                          466
  *26,100    New York Community
               Bancorp, Inc.                                     707
                                                             -------
                                                               1,684

Semiconductors - 0.8%
    6,000    Actel Corp.                                         126
    2,000    Chartered Semiconductor
               Mfg Ltd. - SP ADR                                  40
    5,000    Intersil Holding Corp. - CL A                       107
    2,000    Semtech Corp.                                        53
    2,500    Exar Corp.                                           49
    2,500    Micrel, Inc.                                         36
    2,000    Power Integrations, Inc.                             36
    3,000    ASE Test Ltd.                                        29
    2,000    Rudolph Technologies, Inc.                           50
                                                             -------
                                                                 526

Textiles - 2.5%
   26,000    Mohawk Industries, Inc.                           1,600


Miscellaneous - 2.4%
   11,200    ActivCard S.A. - SP ADR                              71
   *6,000    BorgWarner, Inc.                                    347
    3,000    Centillium Communications, Inc.                      26
    2,600    Cymer, Inc.                                          91
    3,000    Documentum, Inc.                                     36
   17,000    Finisar Corp.                                        40
    5,000    Fisher Scientific Int'l, Inc.                       140
   *8,200    Libbey, Inc.                                        280
    2,500    NetIQ Corp.                                          57
   *3,500    New Century Financial Corp.                         122
   *4,000    Pope & Talbot, Inc.                                  75
  *13,000    Wallace Computer Services                           280
                                                             -------
                                                               1,565

Total Common Stocks                                           37,466
(Cost $36,900) (a)

VARIABLE DEMAND NOTES - 3.1%                               VALUE
PRINCIPAL AMOUNT                                      (In Thousands)
1,568,800    American Family - 1.463%                        $ 1,569
  431,400    Wisc. Electric Power
               Co. - 1.463%                                      431
                                                             -------
                                                               2,000

COMMERCIAL PAPER - 36.7%
2,500,000    JMG Funding
               1.800% Due 07/05/02                             2,497
2,000,000    Wells Fargo Co.
               1.730% Due 07/05/02                             1,999
1,500,000    7-Eleven Corp.
               1.750% Due 07/18/02                             1,499
2,500,000    Advantage Asset
               1.840% Due 07/10/02                             2,499
2,000,000    Standard Life Assurance Co.
               1.820% Due 07/22/02                             1,998
2,500,000    Virginia Electric & Power
               1.760% Due 07/26/02                             2,497
1,000,000    Verizon Network Funding Corp.
               1.770% Due 07/29/02                               999
2,000,000    Eminent Funding Corp.
               1.820% Due 07/30/02                             1,997
2,000,000    Toyota Motor Credit Corp.
               1.750% Due 07/30/02                             1,997
1,000,000    Int'l Lease Finance
               1.760% Due 08/02/02                               998
1,238,000    Great West Life & Annuity Ins.
               1.780% Due 08/05/02                             1,236
2,000,000    United Parcel Service
               1.680% Due 08/08/02                             1,996
1,500,000    Charta Corp.
               1.840% Due 08/09/02                             1,497
                                                             -------
                                                              23,709

Total Short-Term Investments - 39.8%                          25,709
                                                             -------
Total Investments - 97.7%                                     63,175
  (Cost $  62,610) (a)
Other Net Assets Less Liabilities - 2.3%                       1,502
                                                             -------
Net Assets - 100%                                            $64,677
                                                             =======
(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,575 and aggregate gross unrealized depreciation is $1,010 resulting in net unrealized appreciation of $565 (in thousands).

See accompanying notes to financial statements.
*Non-income producing security.

Schedule of Investments (Unaudited)                                June 30, 2002

            MONETTA SELECT TECHNOLOGY FUND(Formerly Small-Cap Fund)

COMMON STOCKS - 94.3%                               VALUE
NUMBER OF SHARES                               (In Thousands)

Chemicals - 3.6%
 1,400    Cabot Microelectronics Corp.                  $ 60

Computers - 16.1%
 3,600   Dell Computer Corp.                              94
*2,500   Hewlett-Packard Co.                              38
*1,300   Int'l Business Machines Corp.                    94
 2,100   Network Appliance, Inc.                          26
 1,000   VERITAS Software Corp.                           20
                                                      ------
                                                         272

Electronics - 4.4%
 2,000   Vishay Intertechnology, Inc.                     44
 1,000   Photon Dynamics, Inc.                            30
                                                      ------
                                                          74

Internet - 8.3%
 2,000   Amazon.com, Inc.                                 33
   500   eBay, Inc.                                       31
 2,000   Internet Security Systems, Inc.                  26
   400   Symantec Corp.                                   13
 2,500   Yahoo! Inc.                                      37
                                                      ------
                                                         140

Media - 0.9%
*1,000   AOL Time Warner, Inc.                            15

Semiconductors-Electronic Components - 22.5%
   700   Broadcom Corp. - CL A                            12
 1,000   Fairchild Semiconductor
            Corp. - CL A                                  24
*3,600   Intel Corp.                                      66
 1,500   Intersil Corp. - CL A                            32
   750   Microchip Technology, Inc.                       21
 2,100   Micron Technology, Inc.                          42
 1,500   PMC-Sierra, Inc.                                 14
   800   Qlogic Corp.                                     31
*3,000   Texas Instruments, Inc.                          71
 1,400   Xilinx, Inc.                                     31
 1,500   Zoran Corp.                                      34
                                                      ------
                                                         378

Semiconductor Components-Integrated Circuits - 5.8%
   700   Analog Devices, Inc.                             21
  *800   Linear Technology Corp.                          25
  *600   Maxim Integrated Products, Inc.                  23
 2,200   Taiwan Semiconductor -
            SP ADR                                        29
                                                      ------
                                                          98


Semiconductor Equipment - 9.2%
 3,500   Applied Materials, Inc.                        $ 67
 2,000   KLA-Tencor Corp.                                 88
                                                      ------
                                                         155

Software - 14.3%
 2,300   Microsoft Corp.                                 124
 3,400   Siebel Systems, Inc.                             48
 6,000   Oracle Corp.                                     57
   500   SAP AG - SP ADR                                  12
                                                      ------
                                                         241

Telecommunications - 9.2%
 6,000   Cisco Systems, Inc.                              84
 2,000   Nokia Corp. - SP ADR                             29
*3,000   Motorola, Inc.                                   43
                                                      ------
                                                         156

Total Common Stocks                                    1,589
  (Cost $2,020) (a)

VARIABLE DEMAND NOTES - 5.9%
PRINCIPAL AMOUNT
43,900   American Family - 1.463%                         44
31,800   Wisc. Electric Power Co. -
             1.463%                                       32
23,350   Wisconsin Corp. Credit
             Union - 1.51%                                23
                                                      ------
                                                          99

Total Investments - 100.2%                             1,688
  (Cost $2,119) (a)

Other Net Assets Less Liabilities - (0.2%)               (3)
                                                      ------
Net Assets - 100%                                     $1,685
                                                      ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $26 and aggregate gross unrealized depreciation is $457 resulting in net unrealized depreciation of $431 (in thousands).

See accompanying notes to financial statements.

*Non-income producing security.

Schedule of Investments (Unaudited)                                June 30, 2002
                           MONETTA MID-CAP EQUITY FUND


COMMON STOCKS - 95.2%                                   VALUE
NUMBER   OF SHARES                                  (In Thousands)

Aerospace/Defense - 1.5%
   *2,000   Engineered Support
             Systems, Inc.                                $ 105

Apparel - 2.2%
   3,000    Tommy Hilfiger Corp.                             43
  *1,500    V.F. Corp.                                       59
   1,500    Reebok Int'l Ltd.                                44
                                                          -----
                                                            146
Auto Parts&Equipment - 1.1%
  *4,000   Dana Corp.                                        73

Banks - 6.6%
  *4,000   Charter One Financial, Inc.                      138
  *2,000   Commerce Bancorp, Inc./NJ                         88
  *1,000   M&T Bank Corp.                                    86
  *5,000   Synovus Financial Corp.                          137
                                                          -----
                                                            449
Biotechnology - 1.0%
  *2,000   Charles River Laboratories, Inc.                  70

Electronics - 1.5%
   1,500   Photon Dynamics, Inc.                             45
   2,000   Fisher Scientific Int'l, Inc.                     56
                                                          -----
                                                            101

Entertainment - 2.3%
   6,000   GTECH Holdings Corp.                             153

Food - 6.6%
  *2,000   Hormel Foods Corp.                                48
   3,000   Chiquita Brands Int'l, Inc.                       54
  *2,000   ConAgra Foods, Inc.                               55
   2,000   The Kroger Co.                                    40
  *4,000   Winn-Dixie Stores, Inc.                           62
  *3,000   Fleming Companies, Inc.                           55
  *5,000   Sysco Corp.                                      136
                                                          -----
                                                            450
Healthcare-Services - 5.7%
   3,000   Coventry Health Care, Inc.                        86
   3,000   Health Net, Inc.                                  80
   2,000   Oxford Health Plans, Inc.                         93
   1,000   Wellpoint Health Networks, Inc.                   78
   2,000   Community Health Care, Inc.                       54
                                                          -----
                                                            391


Home Builders - 1.7%
   4,000   Toll Brothers, Inc.                            $ 117

Housewares - 2.1%
  *4,000   Newell Rubbermaid, Inc.                          140

Insurance - 1.0%
  *2,000   Gallagher (Arthur J.) & Co.                       69

Internet - 3.9%
   2,000   CheckFree Corp.                                   31
   5,000   Network Associates, Inc.                          96
   2,000   Symantec Corp.                                    66
   5,000   Yahoo! Inc.                                       74
                                                          -----
                                                            267
Machinery-Diversified - 1.1%
   2,500   Flowserve Corp.                                   75

Media - 2.1%
   2,000   Fox Entertainment Group,
            Inc. - CL A                                      44
  *2,000   Belo Corp. - CL A                                 45
  *3,000   The Reader's Digest Assoc.,
            Inc. - CL A                                      56
                                                          -----
                                                            145
Mining - 1.3%
  *5,000   Freeport-McMoRan Copper
            & Gold, Inc. - CL B                              89

Miscellaneous Manufacturing - 2.2%
  *1,500   Cooper Industries Ltd. - CL A                     59
  *2,000   Ingersoll-Rand Co. - CL A                         91
                                                          -----
                                                            150
Oil & Gas - 1.8%
  *4,000   Transocean, Inc.                                 125

Oil & Gas Services - 6.9%
   2,000   Smith Int'l, Inc.                                136
   3,000   BJ Services Co.                                  102
 *10,000   Halliburton Co.                                  159
   4,000   Varco Int'l, Inc.                                 70
                                                          -----
                                                            467

Schedule of Investments (Unaudited)                                June 30, 2002

COMMON STOCKS - 95.2%                                      VALUE
NUMBER OF SHARES                                       (In Thousands)

Packaging&Containers - 1.7%
  *4,000     Owens-Illinois, Inc.                         $  55
  *1,500     Sealed Air Corp.                                60
                                                          -----
                                                            115

Pharmaceuticals - 2.7%
  *3,000     SICOR, Inc.                                     56
  *1,000     AmerisourceBergen Corp.                         76
   1,000      Express Scripts, Inc. - CL A                   50
                                                          -----
                                                            182

Pipelines - 1.1%
 *10,000     Dynegy, Inc. - CL A                             72

Retail - 17.9%
   4,000     Abercrombie & Fitch Co. - CL A                  96
  *5,000     Limited Brands                                 106
  *3,000     Ross Stores, Inc.                              122
   1,000     AutoZone, Inc.                                  77
   1,500     Group 1 Automotive, Inc.                        57
   2,000     Barnes & Noble, Inc.                            53
  *2,000     RadioShack Corp.                                60
   3,000     Dollar Tree Stores, Inc.                       118
  *8,000     The TJX Companies, Inc.                        157
   3,000     Staples, Inc.                                   59
   3,000     Starbucks Corp.                                 75
  *2,000     Wendy's Int'l, Inc.                             80
   4,000     Toys `R' Us, Inc.                               70
  *3,000     Blockbuster, Inc. - CL A                        81
                                                          -----
                                                          1,211

Savings&Loans - 2.6%
  *2,000     Greenpoint Financial Corp.                      98
  *5,000     Sovereign Bancorp, Inc.                         75
                                                          -----
                                                            173

Semiconductors - 6.9%
  *5,000      Intel Corp.                                    91
   2,250      Microchip Technology, Inc.                     62
   2,000      Qlogic Corp.                                   76
   2,000      Xilinx, Inc.                                   45
   5,500      Taiwan Semiconductor - SP ADR                  72
   2,000      Novellus Systems, Inc.                         68
   1,500      Varian Semiconductor
              Equipment Asso., Inc                           51
                                                          -----
                                                            465

Software - 1.1%
   3,000      Siebel Systems, Inc.                        $  43
   3,000      BEA Systems, Inc.                              28
                                                          -----
                                                             71

Telecommunications - 1.7%
   8,000      Cisco Systems, Inc.                           112

Textiles - 1.8%
   2,000
              Mohawk Industries, Inc.                       123

Miscellaneous - 5.1%
  *4,000      Allegheny Technologies, Inc.                   64
   1,000      Cabot Microelectronics Corp.                   43
   2,000      Constellation Brands, Inc. - CL A              64
  *2,000      Precision Castparts Corp.                      66
  *3,000      The Dial Corp.                                 60
  *2,000      TECO Energy, Inc.                              49
                                                          -----
                                                            346

Total Common Stocks                                       6,452
  (Cost $6,342)(a)

VARIABLE DEMAND NOTES - 5.3%
PRINCIPAL AMOUNT
   195,100    American Family - 1.463%                      195
   147,500    Wisc. Electric Power Co. - 1.463%             148
    20,400    Wisconsin Corp. Credit
               Union - 1.510%                                20
                                                          -----
                                                            363

Total Investments - 100.5%                                6,815
        (Cost $6,705)(a)

Other Net Assets Less Liabilities - (0.5%)                 (35)
                                                          -----
Net Assets - 100%                                       $ 6,780
                                                        =======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $508 and aggregate gross unrealized depreciation is $398, resulting in net unrealized appreciation of $110 (in thousands).

See accompanying notes to financial statements.

*Non-income producing security.

Schedule of Investments (Unaudited)                                June 30, 2002

                MONETTA BLUE CHIP FUND (Formerly Large-Cap Fund)

COMMON STOCKS - 96.3%                        VALUE
NUMBER   OF SHARES                       (In Thousands)

Aerospace/Defense - 6.1%
*1,500   Boeing Co.                             $   67
*1,000   United Technologies Corp.                  68
                                                ------
                                                   135

Agriculture - 3.0%
*1,500   Philip Morris Companies, Inc.              66

Beverages - 2.5%
*1,000   Coca-Cola Co.                              56

Chemicals - 2.0%
*1,000   E. I. du Pont de Nemours and Co.           44

Computers - 3.6%
 3,000   Dell Computer Corp.                        78

Cosmetics/Personal Care - 2.0%
*5,000   Procter & Gamble Co.                       45

Diversified Financial Services - 9.9%
*2,000   Citigroup, Inc.                            77
*2,000   American Express Co.                       73
*2,000   J.P. Morgan Chase & Co.                    68
                                                ------
                                                   218

Forest Products & Paper - 2.0%
*1,000   International Paper Co.                    44

Healthcare-Services - 4.1%
*1,000   UnitedHealth Group, Inc.                   92

Insurance - 3.1%
*1,000   American Int'l Group, Inc.                 68

Machinery-Construction & Mining - 2.2%
*1,000   Caterpillar, Inc.                          49

Media - 6.0%
*3,000   AOL Time Warner, Inc.                      44
 2,000   Viacom, Inc. - CL B                        89
                                                ------
                                                   133

Miscellaneous Manufacturing - 9.1%
  *500   3M Co.                                     61
*3,000   General Electric Co.                       87
*1,500   Honeywell Int'l, Inc.                      53
                                                ------
                                                   201

Oil & Gas - 3.7%
*2,000   Exxon Mobil Corp.                          82

Oil & Gas Services - 3.2%
*1,500   Schlumberger Ltd.                          70

Pharmaceuticals - 4.7%
*3,000   Pfizer, Inc.                              105

Retail - 9.0%
*2,000   Target Corp.                               74
*1,000   Wal-Mart Stores, Inc.                      55
 1,000   Kohl's Corp.                               70
                                                ------
                                                   199

Semiconductors - 3.3%
*4,000   Intel Corp.                                73

Software - 4.9%
 2,000   Microsoft Corp.                           108

Telecommunications - 9.1%
 6,000   Cisco Systems, Inc.                        84
*1,500   SBC Communications, Inc.                   46
*5,000   Motorola, Inc.                             72
                                                ------
                                                   202

Transportation - 2.8%
*1,000   United Parcel Service,
          Inc. - CL B                               62

Total Common Stocks                              2,130
  (Cost $2,231) (a)

VARIABLE DEMAND NOTES - 4.1%
PRINCIPAL AMOUNT
81,500   American Family - 1.463%                   81
 9,500   Wisconsin Corp. Credit
         Union - 1.510%                             10
                                                ------
                                                    91

Total Investments - 100.4%                       2,221
  (Cost $2,322) (a)

Other Net Assets Less Liabilities - (0.4%)        (10)
                                                ------
Net Assets - 100%                               $2,211
                                                ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $108 and aggregate gross unrealized depreciation is $209, resulting in net unrealized depreciation of $101 (in thousands).

See accompanying notes to financial statements.

*Non-income producing security.

Schedule of Investments (Unaudited)                                June 30, 2002

                             MONETTA BALANCED FUND

COMMON STOCKS - 52.6%                         VALUE
NUMBER   OF SHARES                       (In Thousands)
Aerospace/Defense - 2.2%
 1,000   Boeing Co.                             $   45
 1,000   United Technologies Corp.                  68
                                                ------
                                                   113

Auto Manufacturers - 1.0%
 1,000   General Motors Corp.                       53

Beverages - 1.1%
 1,000   The Coca-Cola Co.                          56

Chemicals - 1.7%
 2,000   du Pont (E. I.) de Nemours
         and Co.                                    89

Cosmetics/Personal Care - 3.0%
 1,000   Procter & Gamble Co.                       89
 2,000   The Gillette Co.                           68
                                                ------
                                                   157

Diversified Financial Services - 3.9%
 2,000   Citigroup, Inc.                            77
 2,000   American Express Co.                       73
 1,500   J.P. Morgan Chase & Co.                    51
                                                ------
                                                   201

Healthcare-Products - 3.6%
 1,500   Medtronic, Inc.                            64
 1,000   Johnson & Johnson Co.                      52
 1,500   HCA, Inc.                                  71
                                                ------
                                                   187

Insurance - 2.8%
 2,000   Allstate Corp.                             74
 1,000   American Int'l Group, Inc.                 68
                                                ------
                                                   142

Media - 1.5%
 4,000   The Walt Disney Co.                        76

Miscellaneous Manufacturing - 4.2%
 3,000   General Electric Co.                       87
 2,000   Honeywell Int'l, Inc.                      70
 2,000   Eastman Kodak Co.                          58
                                                ------
                                                   215

Oil & Gas - 1.6%
 2,000   Exxon Mobil Corp.                          82

Oil & Gas Services - 1.8%
 2,000   Schlumberger Ltd.                          93

Pharmaceuticals - 3.0%
 1,000   Merck & Co., Inc.                          51
 3,000   Pfizer, Inc.                              105
                                                ------
                                                   156

Pipelines - 1.4%
10,000   Dynegy, Inc. - CL A                        72

Retail - 6.6%
 2,000   Target Corp.                               74
 2,000   Wal-Mart Stores, Inc.                     110
*1,000   Kohl's Corp.                               70
 3,000   McDonald's Corp.                           86
                                                ------
                                                   340

Semiconductors - 1.8%
 5,000   Intel Corp.                                91

Software - 3.6%
*2,000   Microsoft Corp.                           108
*8,000   Oracle Corp.                               76
                                                ------
                                                   184

Telecommunications - 3.4%
*8,000   Cisco Systems, Inc.                       112
 2,000   SBC Communications, Inc.                   61
                                                ------
                                                   173

Miscellaneous - 4.4%
 1,000   Caterpillar, Inc.                          49
 1,000   International Paper Co.                    44
 1,000   Kraft Foods, Inc. - CLA                    41
 1,000   Philip Morris Companies, Inc.              44
 1,000   Wells Fargo & Co.                          50
                                                ------
                                                   228
                                                ------
Total Common Stocks                              2,708
  (Cost $2,875) (a)

VARIABLE DEMAND NOTES - 2.3%
PRINCIPAL AMOUNT
116,200   American Family - 1.463%                 116

TREASURY NOTES - 10.8%
PRINCIPAL AMOUNT
300,000   U.S. Treasury Note
             3.000% Due 02/29/04                   302

200,000   U.S. Treasury Note
             8.125% Due 08/15/19                   256
                                                ------
                                                   558

Schedule of Investments (Unaudited)                                June 30, 2002

CORPORATE BONDS - 24.2%                       VALUE
PRINCIPAL AMOUNT                         (In Thousands)

150,000   US Central Credit Union
            6.000% Due 05/21/03                  $ 154
100,000   National Rural Utilities
            Cooperative Finance Corp.
            5.250% Due 07/15/04                    103
 25,000   AOL Time Warner, Inc.
            5.625% Due 05/01/05                     24
100,000   Citigroup, Inc.
            6.750% Due 12/01/05                    108
 50,000   Washington Mutual
            Financial Corp.
            6.250% Due 05/15/06                     52
 50,000   Countrywide Home Loan
            5.500% Due 08/01/06                     51
 50,000   Wells Fargo & Co.
            5.125% Due 02/15/07                     51
 50,000   CIT Group, Inc.
            7.375% Due 04/02/07                     50
125,000   General Electric Capital Corp.
            8.625% Due 06/15/08                    147
 50,000   Conoco, Inc.
            6.350% Due 04/15/09                     53
 50,000   Pemex Finance Ltd.
            9.030% Due 02/15/11                     55
 25,000   El Paso Corp.
            7.000% Due 05/15/11                     24
 50,000   General Motors Acceptance
            Corp. 7.000% Due 02/01/12               50
 50,000   Household Finance Corp.
            7.000% Due 05/15/12                     50
 50,000   Jackson Nat'l Life
            6.125% Due 05/30/12                     51
100,000   Quebec Province
            7.125% Due 02/09/24                    109
 50,000   AIG
            6.900% Due 03/15/32                     52
 50,000   Royal Bank of Scotland Group PLC
            9.118% Due 03/31/49                     59
                                                ------
                                                 1,243

U.S. GOVERNMENT AGENCIES - 9.7%               VALUE
PRINCIPAL AMOUNT                         (In Thousands)

200,000   Federal Home Loan
            Mortgage Corp.
            3.250% Due 11/15/04                  $ 200

100,000   Federal National Mortgage
            Association
            7.250% Due 01/15/10                    114

100,000   Federal National Mortgage
            Association
            6.250% Due 02/01/11                    105

 70,000   Federal National Mortgage
            Association
            7.125% Due 01/15/30                     79
                                                ------
                                                   498

Total Investments - 99.6%                        5,123
  (Cost $ 5,222)(a)

Other Net Assets Less Liabilities - 0.4%            21
                                                ------
Net Assets - 100%                               $5,144
                                                ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $172, and aggregate gross unrealized depreciation is $271, resulting in net unrealized depreciation of $99 (in thousands).

See accompanying notes to financial statements.

*Non-income producing security.

Schedule of Investments (Unaudited)                                June 30, 2002

                         MONETTA INTERMEDIATE BOND FUND

CORPORATE BONDS - 56.1%                        VALUE
PRINCIPAL AMOUNT                          (In Thousands)

  500,000   US Bank N.A., Minnesota
              1.990% Due 07/19/02               $   500
  500,000   US Central Credit Union
              6.000% Due 05/21/03                   515
  500,000   American Express
              6.750% Due 06/23/04                   533
1,000,000   Diageo Capital PLC
              6.625% Due 06/24/04                 1,064
1,000,000   National Rural Utilities
              Cooperative Finance Corp.
              5.250% Due 07/15/04                 1,026
  225,000   AOL Time Warner, Inc.
              5.625% Due 05/01/05                   221
1,000,000   Citigroup, Inc.
              6.750% Due 12/01/05                 1,076
  500,000   Cargill, Inc.
              6.250% Due 05/01/06                   524
1,000,000   Washington Mutual
              Financial Corp.
              6.250% Due 05/15/06                 1,039
  500,000   Countrywide Home Loan
              5.500% Due 08/01/06                   511
  500,000   Province of British Columbia
              4.625% Due 10/03/06                   507
1,000,000   Ford Motor Credit Corp.
              6.500% Due 01/25/07                 1,002
  500,000   Wells Fargo & Co.
              5.125% Due 02/15/07                   506
  500,000   CIT Group, Inc.
              7.375% Due 04/02/07                   501
1,000,000   Prudential Funding LLC
              6.600% Due 05/15/08                 1,057
  595,000   General Electric Capital Corp.
              8.625% Due 06/15/08                   699
1,175,000   Trains BBB-5-2002
              6.668% Due 08/15/08                 1,113
  600,000   Quebec Province
              5.750% Due 02/15/09                   626
  500,000   Conoco, Inc.
              6.350% Due 04/15/09                   527
  450,000   Pemex Finance Ltd.
              9.030% Due 02/15/11                   499
  275,000   El Paso Corp.
              7.000% Due 05/15/11                   264
  500,000   General Motors
              Acceptance Corp.
              7.000% Due 02/01/12                   501
  500,000   Jackson Nat'l Life
              6.125% Due 05/30/12                   511
  300,000   Southern Power Co.
              6.250% Due 07/15/12                   301
  450,000   Royal Bank of Scotland
              Group PLC
              9.118% Due 03/31/49                   530
                                                -------
                                                 16,153

U.S. GOVERNMENT AGENCIES - 27.6%
  250,000   HUD Housing and Urban
              Development
              6.360% Due 08/01/04                   266
2,400,000   Federal Home Loan
              Mortgage Corp.
              3.250% Due 11/15/04                 2,402
2,000,000   Federal National Mortgage
              Association
              4.750% Due 01/02/07                 2,027
1,000,000   Federal Home Loan Bank
              7.625% Due 05/15/07                 1,141
  500,000   Federal National Mortgage
              Association
              7.250% Due 01/15/10                   568
1,500,000   Federal National Mortgage
              Association
              5.500% Due 03/15/11                 1,524
                                                -------
                                                  7,928

TREASURY NOTES - 12.4%
3,550,000   U.S. Treasury Note
              3.000% Due 02/29/04                 3,572

VARIABLE DEMAND NOTES - 2.8%
  777,400   American Family - 1.463%                777
   23,600   Wisconsin Electric
              Power Co. - 1.463%                     24
                                                -------
                                                    801

Total Investments - 98.9%                        28,454
  (Cost $27,824)

Other Net Assets Less Liabilities - 1.1%            313
                                                -------
Net Assets - 100%                               $28,767
                                                =======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $692, and the aggregate gross unrealized depreciation is $62, resulting in net unrealized appreciation of $630 (in thousands).

See accompanying notes to financial statements.

*Non-income producing security.

Schedule of Investments (Unaudited)                                June 30, 2002

                      MONETTA GOVERNMENT MONEY MARKET FUND

FEDERAL FARM CREDIT - 40.2%                    VALUE
PRINCIPAL AMOUNT                          (In Thousands)

1,025,000   1.70% Due 07/17/02                  $ 1,024
  675,000   1.69% Due 07/26/02                      674
                                                -------
                                                  1,698

FEDERAL HOME LOAN BANK - 18.9%
PRINCIPAL AMOUNT
  800,000   1.70% Due 07/26/02                      799

FEDERAL NAT'L MORTGAGE CORP. - 13.4%
PRINCIPAL AMOUNT
  565,000   1.74% Due 07/10/02                      565

FEDERAL HOME LOAN MORTAGE
   CORP. - 26.8%
PRINCIPAL AMOUNT
  565,000   1.74% Due 07/02/02                      565
  120,000   1.72% Due 08/06/02                      120
  450,000   1.70% Due 08/13/02                      449
                                                -------
                                                  1,134

Total Investments - 99.3%                         4,196
   (Cost $4,196)(a)

Other Net Assets Less Liabilities - 0.7%             29
                                                -------
Net Assets - 100%                               $ 4,225
                                                =======

(a) Cost is identical for book and tax purposes.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES                               June 30, 2002
(In Thousands)                                                       (Unaudited)

                                                        Select       Mid-Cap       Blue                 Intermediate     Government
                                        Monetta       Technology     Equity        Chip      Balanced      Bond         Money Market
                                         Fund            Fund*        Fund        Fund**       Fund        Fund             Fund
Assets:
Investments at market value
     (cost: $62,610; $2,119;
     $6,705;  $2,322; $5,222;
     $27,824; $4,196) (Note 1)         $ 63,175       $ 1,688        $ 6,815     $ 2,221     $ 5,123       $ 28,454         $ 4,196
Cash                                          0            (a)             1          (a)          0              0              36
Receivables:
     Interest and dividends                  22            (a)             2           4          40            358               0
     Securities sold                      2,750            13             46           0           0              0               0
     Fund shares sold                         0             0              0          (a)         (a)             0               0
     Other assets                            11            11              6           7           5              7              (a)
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                             65,958         1,712          6,870       2,232       5,168         28,819           4,232
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
     Custodial bank                          18             0              0           0           1             19               0
     Investment advisory fees
      (Note 2)                               52             1              4           1           2              9               0
     Distribution and service
      charges payable                         0             1              8           2           5              8               0
     Investments purchased                1,097            10             63           0           0              0               0
     Fund shares redeemed                     0             0              0           0           3              6               0
     Accrued expenses                       114            15             15          18          13             10               7
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                         1,281            27             90          21          24             52               7
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                               64,677         1,685          6,780       2,211       5,144         28,767           4,225
------------------------------------------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid in capital (b)                      94,298         3,766         13,606       5,713       7,289         30,048           4,225
Accumulated undistributed
     net investment income (loss)          (182)          (23)           (45)        (21)          1              5               0
Accumulated undistributed
     net realized gain (loss)           (30,004)       (1,627)        (6,891)     (3,380)     (2,047)        (1,916)              0
Net unrealized appreciation
     (depreciation) on
     investments                            565          (431)           110        (101)        (99)           630               0
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                             $ 64,677       $ 1,685        $ 6,780     $ 2,211     $ 5,144       $ 28,767         $ 4,225
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price,
  and redemption price per
  share (7,572 shares of capital
  stock and 273; 1,196; 421;
  569; 2,861; 4,225 shares of
  beneficial interest issued and
  outstanding, respectively)           $   8.54       $  6.18        $  5.67     $  5.25     $  9.04       $  10.05         $   1.00
------------------------------------------------------------------------------------------------------------------------------------

* Formerly Small-Cap Equity Fund
** Formerly Large-Cap Equity Fund

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

(b) Amount for Monetta Fund represents $76 of $0.01 par value and $94,222 of additional paid in capital, 100 million shares are authorized. Each fund of Monetta Trust has an unlimited number of no par value shares of beneficial interest authorized.

STATEMENTS OF OPERATIONS                                           June 30, 2002
(In Thousands)                                                       (Unaudited)

                                                  Select        Mid-Cap       Blue                     Intermediate      Government
                                    Monetta     Technology      Equity        Chip       Balanced          Bond         Money Market
                                     Fund          Fund*         Fund        Fund**        Fund            Fund             Fund
Investment income and
  expenses:
Investment income:
  Interest                         $    153       $     1       $     2      $   (a)      $   67           $   754          $    36
  Dividend                              155             2            19          13           16                 0                0
  Other income                           55             5             2           0            6                 0                0
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                 363             8            23          13           89               754               36
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fee
    (Note 2)                            330             9            28          10           12                53                5
  Distribution expense                    0             3            10           3            7                38                2
  Custodial fees and bank
    cash management fee                  20             2             3           1            2                 6                1
  Transfer and shareholder
    servicing agent fee                 183            22            20          24           15                11               10
  Other                                  42            20            20          20           18                17               16
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                          575            56            81          58           54               125               34
Expenses waived/reimbursed                0           (12)            0         (11)           0                 0              (16)
Fees paid indirectly (Note 7)           (30)          (13)          (13)        (13)         (11)              (11)              (9)
------------------------------------------------------------------------------------------------------------------------------------
Expenses net of waived,
  reimbursed expenses and
  fees paid indirectly                  545            31            68          34           43               114                9
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (182)          (23)          (45)        (21)          46               640               27
------------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized
  gain (loss) on investments:
Realized gain (loss) on
  investments:
Proceeds from sales                 105,955         1,579         8,348       3,149        5,164            35,827           16,090
Cost of securities sold             107,279         1,959         8,864       3,531        5,332            35,892           16,090
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                        (1,324)         (380)         (516)       (382)        (168)              (65)               0
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) on investments:
Beginning of period                   4,939           382           738         134          477               387                0
End of period                           565          (431)          110        (101)         (99)              630                0
------------------------------------------------------------------------------------------------------------------------------------
Net change in net unrealized
  appreciation (depreciation)
  on investments during the
  period                             (4,374)         (813)         (628)       (235)        (576)              243                0
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments         (5,698)       (1,193)       (1,144)       (617)        (744)              178                0

Net increase (decrease) in net
  assets from operations           $ (5,880)      $(1,216)      $(1,189)     $ (638)      $ (698)          $   818          $    27
------------------------------------------------------------------------------------------------------------------------------------

* Formerly Small-Cap Equity Fund
** Formerly Large-Cap Equity Fund
See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENTS OF CHANGES IN NET ASSETS   Six Months Ended June 30, 2002 (Unaudited)
(In Thousands)                                  And Year Ended December 31, 2001

                                                                          Select                   Mid-Cap
                                                 Monetta                Technology                 Equity
                                                  Fund                     Fund*                    Fund
                                            2002         2001        2002         2001       2002         2001
From investment activities:

Operations:
  Net investment income (loss)            $   (182)    $   (104)    $   (23)    $   (37)    $   (45)    $   (74)
  Net realized gain (loss) on
    investments                             (1,324)     (14,058)       (380)       (681)       (516)     (6,096)
  Net change in net unrealized
    appreciation (depreciation)
    on investments during the
    period                                  (4,374)      (7,275)       (813)       (163)       (628)       (752)
----------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net
    assets from operations                  (5,880)     (21,437)     (1,216)       (881)     (1,189)     (6,922)
  Distribution from net
    investment income                            0            0           0           0           0           0
  Distribution from and in excess of
    short-term capital gains, net (b)            0            0           0          (9)          0         (50)
  Distribution from and in excess of
    net realized gains                           0            0           0          (2)          0         (14)
  Return of Capital Distributions                0            0           0           0           0           0
----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from investment
  activities                                (5,880)     (21,437)     (1,216)       (892)     (1,189)     (6,986)
----------------------------------------------------------------------------------------------------------------

From capital transactions
  (Note 3):

Proceeds from shares sold                    3,685        4,194         304       1,304         404       1,203
Net asset value of shares
  issued through dividend
  reinvestment                                   0            0           0          10           0          62
Cost of shares redeemed                     (7,214)     (12,108)       (471)     (1,556)       (890)     (2,108)
----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from capital
  transactions                              (3,529)      (7,914)       (167)       (242)       (486)       (843)
----------------------------------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                             (9,409)     (29,351)     (1,383)     (1,134)     (1,675)     (7,829)

Net assets at beginning
  of period                                 74,086      103,437       3,068       4,202       8,455      16,284
----------------------------------------------------------------------------------------------------------------

Net assets at end of period               $ 64,677     $ 74,086     $ 1,685     $ 3,068     $ 6,780     $ 8,455
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed
  net investment income                         $0           $0          $0          $0          $0          $0
----------------------------------------------------------------------------------------------------------------

* Formerly Small-Cap Fund
** Formerly Large-Cap Fund
See accompanying notes to financial statements.
(a) Rounds to less than $1,000.
(b) Distributions of short-term capital gains are included as ordinary income for tax purposes.

                                                Blue                                      Intermediate              Government
                                                Chip                Balanced                  Bond                 Money Market
                                               Fund**                 Fund                    Fund                     Fund
                                          2002      2001        2002       2001        2002         2001         2002       2001


From investment activities:

Operations:
  Net investment income (loss)          $  (21)    $  (73)     $   46     $  191      $   640     $ 1,731       $   27     $  163
  Net realized gain (loss) on
   investments                            (382)    (2,812)       (168)    (1,497)         (65)       (684)           0          0
  Net change in net unrealized
   appreciation (depreciation)
   on investments during the
   Period                                 (235)      (993)       (576)      (252)         243          63            0          0
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net
   assets from operations                 (638)    (3,878)       (698)    (1,558)         818       1,110           27        163
  Distribution from net
   investment income                         0          0         (45)      (191)        (635)     (1,742)         (27)      (163)
  Distribution from and in excess of
   short-term capital gains, net (b)         0          0           0         (4)           0        (460)           0          0
  Distribution from and in excess of
   net realized gains                        0         (9)          0        (10)           0        (240)           0          0
  Return of Capital Distributions            0          0           0          0            0         (87)           0          0
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
   assets from investment
   activities                             (638)    (3,887)       (743)    (1,763)         183      (1,419)           0          0
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions
 (Note 3):

Proceeds from shares sold                  237        425         274        412        3,615      14,692        1,117      2,409
Net asset value of shares
  issued through dividend
  reinvestment                               0          9          44        201          518       2,067           27        162
Cost of shares redeemed                   (411)      (923)       (961)    (1,528)      (8,406)     (7,877)      (1,086)    (2,905)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from capital
  transactions                            (174)      (489)       (643)      (915)      (4,273)      8,882           58       (334)
-----------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                           (812)    (4,376)     (1,386)    (2,678)      (4,090)      7,463           58       (334)

Net assets at beginning
  of period                              3,023      7,399       6,530      9,208       32,857      25,394        4,167      4,501
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period             $2,211     $3,023      $5,144     $6,530      $28,767     $32,857       $4,225     $4,167
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
  net investment income                     $0         $0          $1         $0           $5          $0           $0         $0
-----------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                      June 30, 2002

1.  SIGNIFICANT ACCOUNTING POLICIES:
    Monetta Fund, Inc. (Monetta Fund) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The objective of Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund generally invests in companies with a market capitalization range of under $3 billion.

    Monetta Trust (the Trust) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The following funds are series of the Trust:

    Select Technology Fund (formerly Small-Cap Fund). The primary objective of this Fund is capital appreciation. The Fund invests at least 80% of its assets in common stocks of technology-related companies. There is no limit on the market capitalization of the companies the Fund may invest in.

    Mid-Cap Equity Fund. The primary objective of this Fund is long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $10 billion.

    Blue Chip Fund (formerly Large-Cap Fund). The primary objective of this Fund is to seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies with a market capitalization of greater than $10 billion.

    Balanced Fund. The objective of this Fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

    Intermediate Bond Fund. The objective of this Fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

    Government Money Market Fund. The primary objective of this Fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

    The Monetta Family of Mutual Funds is comprised of Monetta Fund, Inc. and each of the Trust Series and is collectively referred to as the Funds. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles:

     (a)  Securities Valuation
          Investments are stated at market value based on the last reported sale price on national securities exchanges, or the NASDAQ Market, on the last business day of the period. Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between the quoted bid and asked prices. Short-term securities, including all securities held by the Government Money Market Fund, are stated at amortized cost, which is substantially equivalent to market value.

     (b)  Use of Estimates
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

Notes To Financial Statements                                      June 30, 2002

     (c)  Federal Income Taxes
          It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required.

          The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2001, the losses amounted to $6,289,514 for the Monetta Mid-Cap Equity Fund, which will expire on December 31, 2009, $2,810,665 for the Monetta Blue Chip Fund, which will expire on December 31, 2009, $1,248,364 for the Monetta Select Technology Fund, which will expire on December 31, 2009, $28,587,211 for the Monetta Fund, which will expire on December 31, 2009, and $1,786,807 for the Monetta Balanced Fund, which will expire on December 31, 2009.

          Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales, post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year, and gains and losses from real estate investment trusts.

     (d)  General
          Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond Discount/Premium is amortized using the interest method. Income received from class action settlements is recorded as other income when received.

     (e)  Distributions of Incomes and Gains
          Distributions to shareholders are recorded by the Funds (except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-term capital gains under accounting principles generally accepted in the United States of America, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. For the Monetta Balanced Fund, Monetta Blue Chip Fund, Monetta Mid-Cap Equity Fund and Monetta Select Technology Fund permanent book and tax differences relating to excise distribution requirements and the use of accumulated earnings and profits in the amount of $14,019, $9,091, $63,772, and $10,511, respectively, were reclassified from accumulated net realized gain to capital. For the Monetta Intermediate Bond Fund a return of capital distribution in the amount of $86,988 and a distribution out of current earnings and profits in the amount of $375,772 were reclassified from accumulated net realized gain to capital.

          For federal income tax purposes, a net operating loss recognized in the current year cannot be used to offset future year's net investment income. For the year ended December 31, 2001, the Monetta Mid-Cap Equity Fund, Monetta Blue Chip Fund, Monetta Select Technology Fund, and Monetta Fund had net operating losses of $74,485, $73,365, $37,196, and $104,113, respectively, for tax purposes which were reclassified from accumulated undistributed net investment income to capital.

     (f)  Reclassifications
          Certain items have been reclassified to be consistent with the current year's presentation.

Notes To Financial Statements                                      June 30, 2002

2.  RELATED PARTIES:
    Robert S. Bacarella is an officer and director of the Funds and also an officer, director and majority shareholder of the investment adviser, Services, Inc. (Adviser). For the six months ended June 30, 2002, renumerations required to be paid to all interested directors or trustees has been absorbed by the Adviser. Fees paid to outside Directors or Trustees have been absorbed by the respective Funds.

    Each Fund pays an investment advisory fee to the Adviser based on that Fund's individual net assets, payable monthly at the following annual rate:

                                   First $300 million in     Next $200 million in     Net assets over
                                        net assets                net assets           $500 million
    Monetta Fund                           0.95%                     0.90%                 0.85%
    Monetta Select Technology Fund         0.75%                     0.70%                 0.65%
    Monetta Mid-Cap Equity Fund            0.75%                     0.70%                 0.65%
    Monetta Blue Chip Fund                 0.75%                     0.70%                 0.65%

    Monetta Balanced Fund                  0.40% of total net assets
    Monetta Intermediate Bond Fund         0.35% of total net assets
    Monetta Government Money Market Fund*  0.25% of total net assets

    From these fees the Adviser pays for all necessary office facilities, equipment and personal for managing the assets of each fund. In addition, the Adviser pays for all expenses in determining the daily price computations, placement of securities orders and related bookkeeping. Investment advisory fees and 12B-1 fees waived through June 30, 2002, for the Government Money Market Fund, were $5,158, and $2,063, respectively.

    Monetta Financial Services, Inc., as of June 30, 2002 owned 23,941 shares or 8.8% of the Select Technology Fund, 42,223 shares or 7.4% of the Balanced Fund and, 8,934 shares or 2.1% of the Blue Chip Fund. Monetta Financial Services, Inc. owns less than 1% of the Monetta Fund, Mid-Cap Equity Fund, Intermediate Bond Fund and the Government Money Market Fund.

3.  SUB-ADVISER:
    Effective December 3, 2001, the Adviser entered into a Sub-Advisory agreement with Ambassador Capital Management LLC to manage the Intermediate Bond Fund, the Government Money Market Fund and the fixed-income portion of the Balanced Fund. The sub-advisory fees paid to Ambassador Capital Management LLC by the Adviser, for net assets in excess of $30 million are as follows: Intermediate Bond Fund, 0.10%; Balanced Fund, 0.10% (applies only to the fixed-income portion of the portfolio); and the Government Money Market Fund, 20% of the fee charged by the Adviser.

Notes To Financial Statements                                      June 30, 2002

4.  CAPITAL STOCK AND SHARE UNITS:

    There are 100,000,000 shares of $ 0.01 par value capital stock authorized for the Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.

----------------------------------------------------------------------------------------------------------------
                                                                                                      Government
                                      Select      Mid-Cap                             Intermediate      Money
                         Monetta    Technology    Equity     Blue Chip    Balanced        Bond          Market
(In Thousands)            Fund         Fund*       Fund        Fund**       Fund          Fund           Fund

2001 Beginning Shares     8,781         312        1,380        506          719         2,453           4,501
----------------------------------------------------------------------------------------------------------------
Shares sold                 424         102          145         49           37         1,391           2,409
Shares issued upon
 dividend reinvestment        0           1            9          1           19           199             162
Shares redeemed          (1,236)       (121)        (266)      (105)        (140)         (755)         (2,905)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in shares outstanding     (812)        (18)        (112)       (55)         (84)          835            (334)
2002 Beginning Shares     7,969         294        1,268        451          635         3,288           4,167
----------------------------------------------------------------------------------------------------------------
Shares sold                 416          34           67         37           27           363           1,117
Shares issued upon
 dividend reinvestment        0           0            0          0            5            52              27
Shares redeemed            (813)        (55)        (139)       (67)         (98)         (842)         (1,086)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in shares outstanding     (397)        (21)         (72)       (30)         (66)         (427)             58
Ending Shares             7,572         273        1,196        421          569         2,861           4,225
----------------------------------------------------------------------------------------------------------------

* Formerly Small-Cap Fund
** Formerly Large-Cap Fund

5.  PURCHASES AND SALES OF INVESTMENT SECURITIES:

    The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2002, excluding short-term securities were: Monetta Fund, $90,851,049 and $105,954,653; Select Technology Fund (formerly Small-Cap), $1,477,651 and $1,578,819; Mid-Cap Fund, $7,791,494 and
    $8,348,404; Blue Chip Fund (formerly Large-Cap), $2,892,338 and $3,149,392;
    Balanced Fund, $4,530,153 and $5,163,977; and Intermediate Bond Fund, $35,026,749 and $35,827,331. The cost of purchases and proceeds from the sales of government securities included in the preceding numbers were as follows: Balanced Fund, $1,003,337 and $1,344,740; and Intermediate Bond Fund, $22,995,458 and $24,357,579.

6.  DISTRIBUTION PLAN:

    The Trust and its shareholders have adopted a service and distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Annual fees under the Plan of up to 0.25% for the Select Technology (formerly Small-Cap), Mid-Cap, Blue Chip (formerly Large-Cap), Balanced, and Intermediate Bond Funds and up to 0.10% for the Government Money Market Fund are accrued daily. The distributor is Quasar Distributors, LLC.

7.  FEES PAID INDIRECTLY:

    Various Fund expenses paid for indirectly through directed brokerage agreements (soft dollars), such as legal, audit, tax, proxy and printing, for the six months ended June 30, 2002, are as follows: Monetta Fund, $29,560; Select Technology Fund, $12,838; Mid-Cap Fund, $12,978; Blue Chip Fund, $13,062; Balanced Fund, $11,353; Intermediate Bond Fund, $10,665 and Government Money Market Fund, $9,340. These expenses are reported on the Other Expenses line of the Statement of Operations.

Notes To Financial Statements                                      June 30, 2002

8.  FINANCIAL HIGHLIGHTS:
    Financial highlights for Monetta Fund for a share of capital stock outstanding throughout the period is presented below:


                                  MONETTA FUND

                                          Six Months
                                         Ended 6/30/02
                                          (Unaudited)      2001       2000       1999       1998       1997
Net asset value at
  beginning of period                        $9.296       $11.779    $22.711    $14.964    $17.274    $15.842
--------------------------------------------------------------------------------------------------------------

Net investment income (loss)                 (0.023)       (0.013)    (0.021)     0.075     (0.104)    (0.041)

Net realized and unrealized gain
  (loss) on investments                      (0.731)       (2.470)    (3.911)     7.672     (1.554)     4.223
--------------------------------------------------------------------------------------------------------------

Total from investment
  operations:                                (0.754)       (2.483)    (3.932)     7.747     (1.658)     4.182
--------------------------------------------------------------------------------------------------------------

Less:
  Distributions from net investment
    income                                    0.000         0.000     (0.095)     0.000      0.000      0.000

  Distributions from short-term capital
    gains, net                                0.000         0.000     (4.925)     0.000     (0.283)    (1.910)

  Distributions from net realized gains       0.000         0.000     (1.980)     0.000     (0.369)    (0.840)
--------------------------------------------------------------------------------------------------------------

Total distributions                           0.000         0.000     (7.000)     0.000     (0.652)    (2.750)
--------------------------------------------------------------------------------------------------------------

Net asset value at end of period             $8.542        $9.296    $11.779    $22.711    $14.964    $17.274
--------------------------------------------------------------------------------------------------------------

Total return                                 (8.17%)      (21.05%)   (15.97%)    51.80%     (9.03%)    26.18%

Ratio to average net assets:
  Expenses - Net                              1.57%         1.49%      1.32%      1.45%      1.36%      1.48%
  Expenses - Gross (a)                        1.65%         1.55%      1.32%      1.45%      1.36%      1.48%
  Net investment income - Net                (0.26%)       (0.12%)    (0.09%)     0.50%     (0.64%)    (0.24%)
  Net investment income - Gross (a)          (0.30%)       (0.18%)    (0.09%)     0.50%     (0.64%)    (0.24%)
  Portfolio turnover                        176.47%        469.5%     353.8%     210.9%     107.5%      97.8%
Net assets ($ millions)                       $64.7         $74.1     $103.4     $135.7     $124.7     $163.4
--------------------------------------------------------------------------------------------------------------

(a) Gross Expense Ratio reflects fees paid indirectly.
The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

Notes To Financial Statements                                      June 30, 2002

Financial highlights for each Fund of the Trust for a share outstanding throughout the period are as follows:

                SELECT TECHNOLOGY FUND (formerly Small-Cap Fund)

                                          Six Months                                                            2/1/97
                                         Ended 6/30/02                                                         Through
                                          (Unaudited)      2001         2000         1999          1998        12/31/97
Net asset value at beginning of period      $10.414       $13.450      $21.831      $13.396       $13.900      $10.000
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 (0.080)       (0.125)      (0.274)      (0.264)       (0.272)      (0.148)
Net realized and unrealized
   gain (loss) on investments                (4.154)       (2.875)      (4.182)       8.699        (0.136)       4.878
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations             (4.234)       (3.000)      (4.456)       8.435        (0.408)       4.730
-----------------------------------------------------------------------------------------------------------------------
Less:
   Distributions from net
     investment income                        0.000         0.000        0.000        0.000         0.000        0.000
   Distributions from short-term
     capital gains, net                       0.000        (0.030)      (3.160)       0.000        (0.096)      (0.830)
   Distributions from net
     realized gains                           0.000        (0.006)      (0.765)       0.000         0.000        0.000
-----------------------------------------------------------------------------------------------------------------------
Total distributions                           0.000        (0.036)      (3.925)       0.000        (0.096)      (0.830)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $6.180       $10.414      $13.450      $21.831       $13.396      $13.900
-----------------------------------------------------------------------------------------------------------------------
Total return*                               (40.63%)      (22.34%)     (18.74%)      62.91%        (2.81%)      47.17%
Ratios to average net assets:
   Expenses - Net* (a)                        2.49%         2.50%        1.95%        2.36%         2.39%        1.75%
   Expenses - Gross* (b)                      4.54%         2.91%        1.95%        2.36%         2.39%        1.75%
   Net investment income - Net*              (0.93%)       (1.10%)      (1.33%)      (1.82%)       (2.04%)      (1.13%)
   Net investment income - Gross (b)         (1.95%)       (1.51%)      (1.33%)      (1.82%)       (2.04%)      (1.13%)
   Portfolio turnover                        63.67%        472.1%       492.6%       265.0%        200.4%       138.8%
Net assets ($ thousands)                     $1,685        $3,068       $4,202       $5,332        $3,980       $2,518
-----------------------------------------------------------------------------------------------------------------------

                               MID-CAP EQUITY FUND

                                          Six Months
                                         Ended 6/30/02
                                          (Unaudited)      2001          2000        1999          1998         1997
Net asset value at beginning of period       $6.670       $11.802       $20.355     $13.571       $14.975      $14.814
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 (0.038)       (0.056)       (0.119)     (0.099)        0.022       (0.045)
Net realized and unrealized
   gain (loss) on investments                (0.964)       (5.025)       (2.704)      7.225        (0.266)       4.296
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations             (1.002)       (5.081)       (2.823)      7.126        (0.244)       4.251
-----------------------------------------------------------------------------------------------------------------------
Less:
   Distributions from net
     investment income                        0.000         0.000         0.000       0.000        (0.022)       0.000
   Distributions from short-term
     capital gains, net                       0.000        (0.039)       (4.270)     (0.342)       (0.477)      (1.452)
   Distributions from net
     realized gains                           0.000        (0.012)       (1.460)      0.000        (0.661)      (2.638)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                           0.000        (0.051)       (5.730)     (0.342)       (1.160)      (4.090)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $5.668        $6.670       $11.802     $20.355       $13.571      $14.975
-----------------------------------------------------------------------------------------------------------------------
Total return                                (14.99%)      (43.05%)      (12.69%)     53.39%        (0.85%)      29.14%
Ratios to average net assets:
   Expenses - Net (a)                         1.80%         1.45%         1.21%       1.25%         1.21%        1.26%
   Expenses - Gross (b)                       2.14%         1.58%         1.21%       1.25%         1.21%        1.26%
   Net investment income - Net               (0.59%)       (0.71%)       (0.56%)     (0.67%)        0.15%       (0.28%)
   Net investment income - Gross (b)         (0.76%)       (0.84%)       (0.56%)     (0.67%)        0.15%       (0.28%)
   Portfolio turnover                       105.98%        328.3%        194.6%      170.4%        237.6%       137.8%
Net assets ($ thousands)                     $6,780        $8,455       $16,284     $19,458       $18,920      $21,908
-----------------------------------------------------------------------------------------------------------------------

*Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.
(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Select Technology Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 3.49% and 2.53% for the period ended June 30, 2002 and for the year ended December 31, 2001, respectively.
(b) Gross Expense Ratio reflects fees paid indirectly.
The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.
                                                                         Page 31

Notes To Financial Statements                                      June 30, 2002

                           BLUE CHIP FUND (formerly Large-Cap Fund)

                                               Six Months
                                              Ended 6/30/02
                                               (Unaudited)        2001         2000         1999         1998         1997
Net asset value at beginning of period           $ 6.707         $14.610      $20.062      $13.437      $13.359      $12.266
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.047)         (0.154)      (0.197)      (0.147)      (0.068)      (0.007)
Net realized and unrealized
  gain (loss) on investments                      (1.410)         (7.729)      (2.837)       7.297        1.074        3.250
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (1.457)         (7.883)      (3.034)       7.150        1.006        3.243
-----------------------------------------------------------------------------------------------------------------------------
Less:
  Distributions from net
    investment income                              0.000           0.000        0.000        0.000        0.000        0.000
  Distributions from short-term
    capital gains, net                             0.000           0.000       (0.108)      (0.078)      (0.714)      (1.113)
  Distributions from net
    realized gains                                 0.000          (0.020)      (2.310)      (0.447)      (0.214)      (1.037)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                0.000          (0.020)      (2.418)      (0.525)      (0.928)      (2.150)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 $ 5.250         $ 6.707      $14.610      $20.062      $13.437      $13.359
----------------------------------------------------------------------------------------------------------------------------
Total return                                     (21.76%)        (53.94%)     (14.96%)      53.98%        8.99%       26.64%
Ratios to average net assets:
  Expenses - Net (a)                               2.49%           2.38%        1.61%        1.66%        1.86%        1.51%
  Expenses - Gross (b)                             4.31%           2.72%        1.61%        1.66%        1.86%        1.51%
  Net investment income - Net                     (0.77%)         (1.76%)      (0.99%)      (0.91%)      (0.52%)      (0.05%)
  Net investment income - Gross (b)               (1.67%)         (2.10%)      (0.99%)      (0.91%)      (0.52%)      (0.05%)
  Portfolio turnover                             109.62%          394.1%       155.6%        81.4%       207.5%       123.2%
Net assets ($ thousands)                         $ 2,211         $ 3,023      $ 7,399      $ 9,298      $ 4,185      $ 4,265
-----------------------------------------------------------------------------------------------------------------------------

                                BALANCED FUND

                                               Six Months
                                              Ended 6/30/02
                                               (Unaudited)        2001         2000         1999         1998         1997
Net asset value at beginning of period           $10.282         $12.813      $16.268      $14.476      $14.078      $12.643
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       0.075           0.279        0.318        0.239        0.290        0.264
Net realized and unrealized
  gain (loss) on investments                      (1.246)         (2.504)      (1.173)       3.741        0.838        2.398
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (1.171)         (2.225)      (0.855)       3.980        1.128        2.662
-----------------------------------------------------------------------------------------------------------------------------
Less:
  Distributions from net
    investment income                             (0.076)         (0.284)      (0.310)      (0.265)      (0.286)      (0.224)
  Distributions from short-term
    capital gains, net                             0.000          (0.007)      (0.850)      (1.468)      (0.389)      (0.927)
  Distributions from net
    realized gains                                 0.000          (0.015)      (1.440)      (0.455)      (0.055)      (0.076)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.076)         (0.306)      (2.600)      (2.188)      (0.730)      (1.227)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 $ 9.035        $ 10.282      $12.813      $16.268      $14.476      $14.078
-----------------------------------------------------------------------------------------------------------------------------
Total return                                     (11.35%)        (17.34%)      (5.15%)      29.60%        8.59%       21.21%
Ratios to average net assets:
  Expenses - Net (a)                               1.45%           1.10%        0.96%        0.95%        0.84%        1.02%
  Expenses - Gross (b)                             1.83%           1.23%        0.96%        0.95%        0.84%        1.02%
  Net investment income - Net                      0.77%           2.58%        1.94%        1.55%        2.06%        1.88%
  Net investment income - Gross (b)                0.58%           2.45%        1.94%        1.55%        2.06%        1.88%
  Portfolio turnover                              78.25%          211.5%       167.4%        71.3%       127.7%       115.9%
Net assets ($ thousands)                         $ 5,144         $ 6,530      $ 9,208      $ 9,449      $14,489      $12,054
-----------------------------------------------------------------------------------------------------------------------------

(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Blue Chip Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 3.34% for the period ended June 30, 2002.
(b) Gross Expense Ratio reflects fees paid indirectly.
The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

Notes To Financial Statements                                      June 30, 2002

                             INTERMEDIATE BOND FUND

                                         Six Months
                                        Ended 6/30/02
                                         (Unaudited)      2001         2000         1999         1998         1997
Net asset value at beginning of period      $9.993      $10.352      $10.244      $10.652      $10.445      $10.208
--------------------------------------------------------------------------------------------------------------------
Net investment income                        0.208        0.587        0.691        0.602        0.592        0.599
Net realized and unrealized gain
  (loss) on investments                      0.062       (0.121)       0.102       (0.435)       0.269        0.278
--------------------------------------------------------------------------------------------------------------------
Total from investment operations             0.270        0.466        0.793        0.167        0.861        0.877
--------------------------------------------------------------------------------------------------------------------
Less:
  Distributions from net
    investment income                       (0.209)      (0.589)      (0.685)      (0.565)      (0.577)      (0.592)
  Distributions from short-term
    capital gains, net                       0.000       (0.163)       0.000       (0.004)      (0.038)      (0.047)
  Distributions from net realized
    gains                                    0.000       (0.073)       0.000       (0.006)      (0.039)      (0.001)
--------------------------------------------------------------------------------------------------------------------
Total distributions                         (0.209)      (0.825)      (0.685)      (0.575)      (0.654)      (0.640)
--------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $10.054       $9.993      $10.352      $10.244      $10.652      $10.445
--------------------------------------------------------------------------------------------------------------------
Total return                                 2.73%        4.44%        8.13%        1.60%        8.38%        8.91%
Ratios to average net assets:
  Expenses - Net (a)                         0.75%        0.65%        0.57%        0.54%        0.55%        0.65%
  Expenses - Gross (b)                       0.82%        0.73%        0.69%        0.74%        0.75%        0.87%
  Net investment income - Net                2.08%        5.57%        6.82%        5.78%        5.59%        5.82%
  Net investment income - Gross (b)          2.05%        5.49%        6.69%        5.58%        5.39%        5.60%
  Portfolio turnover                       124.02%       263.0%       120.3%       115.2%        52.0%        96.7%
Net assets ($ thousands)                   $28,767      $32,857      $25,394      $19,873       $6,676       $3,933
--------------------------------------------------------------------------------------------------------------------

                          GOVERNMENT MONEY MARKET FUND

                                         Six Months
                                        Ended 6/30/02
                                         (Unaudited)      2001         2000         1999         1998         1997
Net asset value at beginning of period      $1.000       $1.000       $1.000       $1.000       $1.000       $1.000
--------------------------------------------------------------------------------------------------------------------
Net investment income                        0.007        0.036        0.059        0.047        0.051        0.050
Net realized and unrealized gain
  (loss) on investments                      0.000        0.000        0.000        0.000        0.000        0.000
--------------------------------------------------------------------------------------------------------------------
Total from investment operations             0.007        0.036        0.059        0.047        0.051        0.050
--------------------------------------------------------------------------------------------------------------------
Less:
  Distributions from net
    investment income                       (0.007)      (0.036)      (0.059)      (0.047)      (0.051)      (0.050)
  Distributions from short-term
    capital gains, net                       0.000        0.000        0.000        0.000        0.000        0.000
  Distributions from net realized
    gains                                    0.000        0.000        0.000        0.000        0.000        0.000
--------------------------------------------------------------------------------------------------------------------
Total distributions                         (0.007)      (0.036)      (0.059)      (0.047)      (0.051)      (0.050)
--------------------------------------------------------------------------------------------------------------------
Net asset value at end of period            $1.000       $1.000       $1.000       $1.000       $1.000       $1.000
--------------------------------------------------------------------------------------------------------------------
Total return                                 0.66%        3.67%        6.03%        4.85%        5.24%        5.15%
Ratios to average net assets:
  Expenses - Net (a)                         0.43%        0.38%        0.40%        0.35%        0.32%        0.39%
  Expenses - Gross (b)                       1.65%        1.09%        0.74%        0.70%        0.68%        0.76%
  Net investment income - Net                0.66%        3.61%        5.89%        4.71%        5.11%        5.02%
  Net investment income - Gross (b)          0.05%        2.91%        5.55%        4.36%        4.76%        4.65%
  Portfolio turnover                           N/A          N/A          N/A          N/A          N/A          N/A
Net assets ($ thousands)                    $4,225       $4,167       $4,501       $3,700       $4,095       $4,464
--------------------------------------------------------------------------------------------------------------------

(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Government Money Market Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 1.19% and 0.88% for the period ended June 30, 2002 and for the year ended December 31, 2001, respectively.
(b) Ratios of expenses and net income adjusted to reflect investment advisory fees and charges of the Trust's custodian and transfer agent assumed by the investment advisor, as well as fees paid indirectly.
The per-share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

Directors/Trustees

Name (age)                            Principal Occupation During Past 5 Years         Other Directorships and
Position(s) Held with Fund/Trust                                                       Affiliations

Independent ("disinterested") Directors/Trustees

John L. Guy (50)                      Executive Director, Wachovia Corp. (formerly     Director Boys & Girls Club
Trustee since 1993                    First Union Nat'l Bank), Small Business          of Chicago
Director since 1998                   Solutions, since Nov. 1999; President,
                                      Heller Small Business Lending Corporation
                                      (formerly Heller First Capital Corp.),
                                      May 1995 to Nov. 1999.

Marlene Zielonka Hodges (53)          Director of Finance for Women's Apparel,
Director and Trustee since 2001       Sears Roebuck & Company from 1970 retired
                                      November 2001.

Mark F. Ogan (60)                     President, DuPage Capital Management, Ltd.,      Director JMI-USA, Inc.
Director since 1988                   since April 1995.                                and Director Montini
Trustee since 1993                                                                     Catholic High School.

William M. Valiant (76)               Director of Monetta Financial Services, Inc.,
Trustee since 1993                    (Adviser), February 1991 to 1997;  Vice
Director since 2001                   President and Treasurer, Borg-Warner
                                      Corporation, retired, July 1990.


Inside ("interested") Directors/Trustees

Robert S. Bacarella (53)              Chairman, Chief Executive Officer and            Wheaton Police Pension
Director and President since 1985     President since April 1997; Chairman and         Board, 1994 to 2001.
Trustee and President since 1993      Chief Executive Officer of Adviser, 1996 to
                                      1997; President of the Adviser 1984 to 1996;
                                      Director of the Adviser since 1984

John W. Bakos (55)                    Division Placement Manager, Sears, Roebuck
Director since 1985                   & Co., since 1969.
Trustee since 1996

Maria Cesario DeNicolo (53)           Chief Financial Officer of the Adviser, since
Director and Trustee since 2001       May 1997; Secretary and Treasurer of the
Chief Financial Officer since 1998    Adviser since 1996; Director of the Adviser
Treasurer of the Fund and Trust       since 1995
  since 1993 & 1994, respectively
Secretary of the Fund and Trust
  since 1998 & 1993, respectively

All of the above Directors and Trustees were elected by shareholders at the December 3, 2001 Special Meeting of Monetta Fund and Monetta Trust, respectively, to hold office until a successor is elected and qualified. Each Director oversees the Monetta Fund and each Trustee oversees the six funds in the Monetta Trust. The address for each director is the Adviser's office.

Monetta Family of Mutual Funds         			PRESORTED
1776-A South Naperville Road					STANDARD
Suite 100								U.S. Postage
Wheaton, IL 60187-8133						PAID
									Permit No. 6477
									Chicago, Illinois